                                     [PHOTO]

      [PHOTO]                                         Smith Barney
                                                      Managed
                                                      Municipals
                                                      Fund Inc.

                                                      ANNUAL REPORT

                                                      February 28, 1999

                                               [LOGO] Smith Barney Mutual Funds
                                                      Investing for your future.
                                                      Every day.(R)

Smith Barney Managed
Municipals Fund Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Managed Municipals Fund Inc. ("Fund") seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate and long-term municipal securities issued by state and municipal governments and by public authorities.

Smith Barney Managed Municipals Fund Inc.
Average Annual Total Returns
February 28, 1999

                                                 Without Sales Charges(1)
                                         ---------------------------------------
                                         Class A         Class B      Class L(2)
================================================================================
One-Year                                  4.07%           3.48%         3.49%
--------------------------------------------------------------------------------
Five-Year                                 7.20            6.64           N/A
--------------------------------------------------------------------------------
Ten-Year                                  8.90             N/A           N/A
--------------------------------------------------------------------------------
Since Inception++                        10.73            8.14          9.77
================================================================================

                                                 With Sales Charges(3)
                                         ---------------------------------------
                                         Class A         Class B      Class L(2)
================================================================================
One-Year                                 (0.06)%         (0.95)%        1.51%
--------------------------------------------------------------------------------
Five-Year                                 6.33            6.48           N/A
--------------------------------------------------------------------------------
Ten-Year                                  8.46             N/A           N/A
--------------------------------------------------------------------------------
Since Inception++                        10.47            8.14          9.53
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2)   On June 12, 1998, the former Class C shares were renamed Class L shares.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

++ Inception dates for Class A, B and L shares are March 4, 1981, November 6, 1992 and November 9, 1994, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

The fundamentals -- low inflation and a benign Fed monetary policy -- are favorable for the bond markets: We think these positive conditions will be with us in the coming months. As you get closer to a presidential election year, the economy may pick-up. At that point we may take a more conservative stance in the Fund than we currently follow. We believe that the economy should be our guide, because it will be the key factor affecting future Fed monetary policy.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

           Class A                      SHMMX
           Class B                      SMMBX
           Class L                      SMMUL

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ............................................1

Historical Performance.........................................3

Smith Barney Managed Municipals Fund Inc.
at a Glance ...................................................5

Schedule of Investments........................................6

Statement of Assets and Liabilities...........................35

Statement of Operations.......................................36

Statements of Changes in Net Assets...........................37

Notes to Financial Statements.................................38

Financial Highlights .........................................41

Independent Auditors' Report .................................45

Tax Information ..............................................46

Additional Shareholder Information ...........................47

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                    [PHOTO]

HEATH B.                   JOSEPH P.
MCLENDON                   DEANE

Chairman                   Vice President and
                           Investment Officer

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the year ended February 28, 1999. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Classic Investor Series Fund

The Fund is part of the Classic Investor Series Funds of Smith Barney Mutual Funds. The Classic Investor Series funds are mutual funds, whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Investor Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Performance Update

For the year ended February 28, 1999, the Fund returned 4.07%, 3.48% and 3.49% for its Class A, B and L shares, respectively, without the effects of sales charges. In comparison, the Fund's Lipper Inc. peer group average return was 4.88% for the same period. (Lipper is a major fund-tracking organization.) Over the year covered by this report, the Fund distributed income dividends totaling $0.79 for Class A shares; based on its net asset value ("NAV") of $15.93 as of February 28, 1999, and the current monthly income dividend rate of $0.061 for Class A shares, this equates to an annualized distribution rate of 4.60%. For an individual in the federal income tax bracket of 36%, the tax-free yield of 4.60% is equivalent to a taxable yield of 7.19%.

Investment Strategy

As noted, the Fund seeks to maximize current interest income exempt from Federal income taxes to the extent consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities issued by state and municipal governments and by public authorities. As of February 28, 1999 the Fund's average weighted maturity was 19.1 years versus approximately 20.6 years on February 28, 1998.

Our fundamental goal is to create portfolios that will provide shareholders with the ability to participate in the municipal bond market's upside, but we also exercise discipline amidst euphoria when the market experiences a serious rally. We believe you cannot just manage for yield alone, and that is why we concentrate so much on total return. By making adjustments to the Fund's average maturity, you can try to lessen the impact of volatility or take advantage of it. We think you're going to miss tremendous


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      1
opportunities or make yourself more vulnerable to losses when you do not manage for total return. Moreover, our total-return emphasis is not just about making money, it's about saving money in down markets. Over the long term, you need to generate high total returns in order to provide shareholders with a competitive stream of income.

As of February 28, 1999, 94.5% of the Fund's holdings were rated investment-grade (BBB/Baa and higher) by either Standard & Poor's Ratings Group or Moody's Investors Service Inc., with about 68.4% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies). The Fund's largest holdings were miscellaneous bonds (16.6%), general obligation bonds (16.6%), and hospital bonds (15.0%).

Market Update and Outlook

During the Fund's reporting period, the bond markets have not been dull. Beginning with the Asian crisis, Russia's default and the problems with a major hedge fund we have certainly seen some turbulence. The bottom line though is that we believe inflation is near historic lows, the U.S. economy is quite solid and the Federal Reserve Board ("Fed") has adopted a more accommodative stance for short-term rates. It all adds up to a positive backdrop for bonds.

In our view, the large drop in rates last year in the U.S. government bond market was not caused by economic fundamentals but primarily the unwinding of huge short positions by major hedge funds. In fact, 1998 was the first year in recent memory where the economic fundamentals seemed to mean so little to the bond market.

Over the short term, we don't think that future Fed monetary policy will be influenced by conditions in the financial markets. We think that any future Fed decisions on rates will be driven by the state of the U.S. economy. Unless there are any signs of inflationary pressures, we do not anticipate any Fed tightening in the coming months. However, if the U.S. economy begins to re-accelerate and labor markets continue to tighten, the Fed may raise rates in the second half of 1999.

As we have noted, the fundamentals -- low inflation and a benign Fed monetary policy -- are favorable for the bond markets. We think these positive conditions will be with us in the coming months. As you get closer to a presidential election year, the economy may pick-up. At that point we may take a more conservative stance in the Fund than we currently follow. We believe that the economy should be our guide, because it will be the key factor affecting future Fed monetary policy.

In rallies, municipal bonds generally underperform versus U.S. government bonds and corporate bonds. That happened in July, August, September and October of last year. However, with long-term municipal bonds yielding roughly 94% of long-term U.S. Treasury bonds, we think that municipal bonds are very attractive on a relative basis. If rates do rise, the volume of new issues and refunding deals in the municipal bond market will decrease, causing more favorable supply and demand conditions, providing support for municipal bond prices thus outperforming long-term U.S. Treasuries.

In closing, thank you for your investment in Smith Barney Managed Municipals Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon              /s/ Joseph P. Deane

Heath B. McLendon                  Joseph P. Deane
Chairman                           Vice President and
                                   Investment Officer

March 29, 1999


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                          -------------------------
                          Beginning           End            Income        Capital Gain         Return           Total
Year Ended                 of Year          of Year         Dividends      Distributions      of Capital       Returns(1)
=============================================================================================================================
2/28/99                     $16.19           $15.93           $0.79            $0.11             $0.00             4.07%
-----------------------------------------------------------------------------------------------------------------------------
2/28/98                      15.61            16.19            0.79             0.48              0.00            12.30
-----------------------------------------------------------------------------------------------------------------------------
2/28/97                      16.20            15.61            0.91             0.38              0.00             4.51
-----------------------------------------------------------------------------------------------------------------------------
2/29/96                      15.47            16.20            0.90             0.08              0.00            11.34
-----------------------------------------------------------------------------------------------------------------------------
2/28/95                      16.13            15.47            0.95             0.29              0.00             4.11
-----------------------------------------------------------------------------------------------------------------------------
2/28/94                      16.71            16.13            0.88             0.90              0.00             7.41
-----------------------------------------------------------------------------------------------------------------------------
2/28/93                      15.62            16.71            1.00             0.52              0.03            17.92
-----------------------------------------------------------------------------------------------------------------------------
2/29/92                      14.98            15.62            1.05             0.00              0.02            11.79
-----------------------------------------------------------------------------------------------------------------------------
2/28/91                      15.00            14.98            1.09             0.00              0.03             7.65
-----------------------------------------------------------------------------------------------------------------------------
2/28/90                      14.83            15.00            1.10             0.00              0.00             8.78
=============================================================================================================================
 Total                                                        $9.46            $2.76             $0.08
=============================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                          -------------------------
                          Beginning           End            Income        Capital Gain         Return           Total
Year Ended                 of Year          of Year         Dividends      Distributions      of Capital       Returns(1)
=============================================================================================================================
2/28/99                     $16.19           $15.92           $0.71            $0.11             $0.00             3.48%
-----------------------------------------------------------------------------------------------------------------------------
2/28/98                      15.60            16.19            0.71             0.48              0.00            11.81
-----------------------------------------------------------------------------------------------------------------------------
2/28/97                      16.20            15.60            0.83             0.38              0.00             3.92
-----------------------------------------------------------------------------------------------------------------------------
2/29/96                      15.47            16.20            0.82             0.08              0.00            10.78
-----------------------------------------------------------------------------------------------------------------------------
2/28/95                      16.13            15.47            0.86             0.29              0.00             3.54
-----------------------------------------------------------------------------------------------------------------------------
2/28/94                      16.71            16.13            0.80             0.90              0.00             6.86
-----------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/93          15.81            16.71            0.31             0.52              0.01            11.26+
=============================================================================================================================
 Total                                                        $5.04            $2.76             $0.01
=============================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                          -------------------------
                          Beginning           End            Income        Capital Gain         Return           Total
Year Ended                 of Year          of Year         Dividends      Distributions      of Capital       Returns(1)
=============================================================================================================================
2/28/99                     $16.18           $15.92           $0.70            $0.11             $0.00             3.49%
-----------------------------------------------------------------------------------------------------------------------------
2/28/98                      15.60            16.18            0.70             0.48              0.00            11.69
-----------------------------------------------------------------------------------------------------------------------------
2/28/97                      16.20            15.60            0.83             0.38              0.00             3.88
-----------------------------------------------------------------------------------------------------------------------------
2/29/96                      15.47            16.20            0.82             0.08              0.00            10.76
-----------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/95          14.30            15.47            0.27             0.29              0.00            12.36+
=============================================================================================================================
 Total                                                        $3.32            $1.34             $0.00
=============================================================================================================================


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      3

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                          -------------------------
                          Beginning           End            Income        Capital Gain         Return           Total
Year Ended                 of Year          of Year         Dividends      Distributions      of Capital       Returns(1)
=============================================================================================================================
2/28/99                     $16.19           $15.95           $0.82            $0.11             $0.00             4.39%
-----------------------------------------------------------------------------------------------------------------------------
2/28/98                      15.60            16.19            0.82             0.48              0.00            12.56
-----------------------------------------------------------------------------------------------------------------------------
2/28/97                      16.20            15.60            0.94             0.38              0.00             4.59
-----------------------------------------------------------------------------------------------------------------------------
Inception*--2/29/96          15.63            16.20            0.85             0.08              0.00             9.84+
=============================================================================================================================
 Total                                                        $3.43            $1.05             $0.00
=============================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                                                Without Sales Charge(1)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                   Class B                 Class L                Class Y
====================================================================================================================================
Year Ended 2/28/99                                   4.07%                        3.48%                   3.49%                4.39%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/99                             7.20                         6.64                     N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/99                              8.90                          N/A                     N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/28/99                          10.73                         8.14                    9.77                 7.98
====================================================================================================================================

                                                                                 With Sales  Charge(2)
                                                   ---------------------------------------------------------------------------------
                                                   Class A                   Class B                 Class L                Class Y
====================================================================================================================================
Year Ended 2/28/99                                 (0.06)%                   (0.95)%                  1.51%                  4.39%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/99                            6.33                      6.48                     N/A                    N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/99                             8.46                       N/A                     N/A                    N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/28/99                         10.47                      8.14                    9.53                   7.98
====================================================================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                                                                Without Sales Charge(1)
====================================================================================================================================
Class A (2/28/89 through 2/28/99)                                                                       134.68%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 2/28/99)                                                                     63.92
------------------------------------------------------------------------------------------------------------------------------------
Class L (Inception* through 2/28/99)                                                                     49.43
------------------------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 2/28/99)                                                                     35.00
====================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of Smith Barney Managed Municipals Fund Inc. vs. Lehman Brothers Municipal Bond Fund Index and the Lipper Peer Group Average+
--------------------------------------------------------------------------------

                         February 1989 -- February 1999

                                    [GRAPHIC]

+ Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 1999. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 264 mutual funds investing in municipal securities as of February 28, 1999. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten States Represented*
--------------------------------------------------------------------------------

                                    [GRAPHIC]

Texas                           21.4%
New York                         9.9%
California                       7.7%
Colorado                         7.6%
Michigan                         6.1%
Florida                          5.4%
Massachusetts                    4.8%
Ohio                             3.7%
Pennsylvania                     3.2%
Illinois                         2.8%

Industry Breakdown*
--------------------------------------------------------------------------------

                                    [GRAPHIC]

Utilities                       13.2%
Water & Sewer                    9.3%
Other Municipal Bonds           20.4%
Cogeneration Facility            3.2%
Education                        6.5%
General Obligation              16.6%
Hospital                        15.0%
Housing                          3.2%
PCR                              1.3%
Transportation                  11.3%

* As a percentage of total investments.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      5

--------------------------------------------------------------------------------
 Schedule of Investments                                       February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Alabama -- 0.2%
$       2,000,000    AAA        Jefferson County, AL Board of Education, Series B, FSA-Insured,
                                   4.750% due 2/15/18                                                                  $ 1,940,000
                                Montgomery, AL BMC Special Care Facilities Financing Authority Revenue,
                                   Baptist Health, Series B:
        1,110,000    AAA             5.250% due 11/15/15                                                                 1,139,138
        4,500,000    AAA             4.875% due 11/15/18                                                                 4,387,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,466,638
------------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.2%
        8,500,000    AA+        Valdez, AK Marine Terminal Revenue, Series A,
                                   (British Petroleum Pipeline Project), 5.850% due 8/1/25(b)                            8,797,500
------------------------------------------------------------------------------------------------------------------------------------
Arizona -- 0.9%
        1,000,000    AAA        Arizona Health Facilities Authority, Hospital Systems Revenue,
                                   Northern Arizona Healthcare System, AMBAC-Insured,
                                   5.000% due 10/1/23                                                                      986,250
       12,170,000    A          Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                                   5.450% due 6/1/09                                                                    12,656,800
        1,000,000    AA         Maricopa County, AZ GO, High School District No. 210,
                                   4.750% due 7/1/17                                                                       976,250
                                Maricopa County, AZ IDA, Multi-Family Housing Revenue:
        3,500,000    A             Series A, 6.500% due 10/1/25                                                          3,705,625
        1,000,000    AAA           Metro Gardens, Mesa Ridge Project, Series A, MBIA-Insured,
                                     5.150% due 7/1/29                                                                     997,500
                                Maricopa County, AZ School District No. 1, (Phoenix Elementary
                                   Project of 1998), Series A, FSA-Insured:
        2,600,000    AAA             5.000% due 7/1/13                                                                   2,645,500
        1,500,000    AAA             5.000% due 7/1/14                                                                   1,518,750
        2,000,000    AA+        Phoenix, AZ GO, 4.750% due 7/1/23                                                        1,935,000
        1,750,000    AAA        Pima County, AZ COP, MBIA-Insured, 5.250% due 1/1/12                                     1,813,438
        3,500,000    AAA        Pima County, AZ IDA, Healthpartners of Southern Arizona, Series A,
                                   MBIA-Insured, 5.625% due 4/1/14                                                       3,758,125
        1,830,000    Aaa*       Pinal County, AZ Community College, Pledge Obligation, AMBAC-Insured,
                                   5.000% due 7/1/12                                                                     1,875,750
        1,000,000    AAA        Sedona, AZ Wastewater Municipal Property Corp., Excise Tax Revenue,
                                   MBIA-Insured, 5.375% due 7/1/15                                                       1,038,750
        2,000,000    AAA        Yavapai County, AZ IDA, Yavapai Regional Medical Center, Series A,
                                   FSA-Insured, 5.125% due 12/1/13                                                       2,052,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,960,238
------------------------------------------------------------------------------------------------------------------------------------
California -- 7.7%
                                Alameda County, CA COP, (Refunding and Capital Projects),
                                   AMBAC-Insured:
        1,000,000    AAA             5.000% due 6/1/13                                                                   1,026,250
          750,000    AAA             5.000% due 6/1/14                                                                     763,125
          720,000    AAA             5.000% due 6/1/16                                                                     723,600
        2,250,000    A*         Apple Valley, CA Unified School District, COP, 5.900% due 9/1/11                         2,359,687
        2,720,000    AAA        Brawley, CA COP, (Water Systems Improvement Project), MBIA-Insured,
                                   5.000% due 12/1/18                                                                    2,723,400
                                California Health Facilities Finance Authority Revenue:
        5,000,000    AAA           Cedars-Sinai Center, Series A, MBIA-Insured, 5.125% due 8/1/17                        5,081,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
California -- 7.7% (continued)
                                   Kaiser Permanente:
$      11,000,000    AAA             Series A, FSA-Insured, 5.500% due 6/1/22                                          $11,618,750
        9,720,000    A               Series B, 5.250% due 10/1/13                                                        9,963,000
                                California State Public Works Board, Lease Revenue:
        5,895,000    A1*           California State University, Series C, 5.250% due 10/1/14                             6,145,537
        9,250,000    AAA           Department of Corrections, Series A, AMBAC-Insured,
                                     5.250% due 1/1/21                                                                   9,388,750
        7,545,000    AAA        California State Department of Transportation, COP, Series A,
                                   MBIA-Insured, 5.250% due 3/1/16                                                       7,790,212
                                California Statewide Community Development
                                   Authority, COP:
        2,000,000    A             Kaiser Permanente Remarketed 7/8/98, 5.300% due 12/1/15                               2,052,500
                                   St. Joseph Health System:
       10,500,000    AA              5.125% due 7/1/17                                                                  10,539,375
        9,500,000    AA              5.250% due 7/1/21                                                                   9,535,625
        3,000,000    AAA        Campbell, CA Unified School District, GO, FGIC-Insured,
                                   5.000% due 8/1/17                                                                     3,030,000
        6,995,000    AAA        Chino, CA Unified School District, COP, FSA-Insured, 6.125% due 9/1/26                   7,746,962
        5,000,000    AAA        Contra Costa County, CA Multi-Family Housing Revenue,
                                   (Crescent Park Apartments Project), Series B, GNMA-Collateralized,
                                   7.800% due 6/20/34                                                                    5,581,250
       15,215,000    AAA        Corona, CA Redevelopment Agency, Tax Allocation,
                                   (Redevelopment Project, Area A), Series A, FGIC-Insured,
                                   5.500% due 9/1/24                                                                    15,918,694
        5,000,000    AAA        Fresno County, CA Financing Authority, Solid Waste Revenue,
                                   (American Avenue Landfill Project), MBIA-Insured,
                                   5.750% due 5/15/14                                                                    5,431,250
                                Long Beach, CA Revenue, (Aquarium of the Pacific Project), Series A:
        1,260,000    BBB           5.750% due 7/1/05                                                                     1,363,950
        1,200,000    BBB           5.750% due 7/1/06                                                                     1,293,000
        1,170,000    AAA        Los Angeles, CA Community Redevelopment Agency, Tax Allocation,
                                   (Hollywood Redevelopment Project), Series C, MBIA-Insured,
                                   5.000% due 7/1/14                                                                     1,197,788
                                Los Angeles, CA Metropolitan Transportation Authority,
                                   Sales Tax Revenue, Series A, MBIA-Insured:
       17,770,000    AAA             5.250% due 7/1/14                                                                  18,525,225
       15,000,000    AAA             5.250% due 7/1/15                                                                  15,543,750
                                Los Angeles, CA Public Works Financing Authority Lease Revenue:
        1,630,000    AAA           MBIA-Insured, 5.250% due 9/1/13                                                       1,713,538
       15,400,000    AA            Regional Park and Open Space District, Series A, 5.000% due 10/1/16                  15,554,000
        2,780,000    AAA        Los Angeles, CA Unified School District, COP, Series A,
                                   FSA-Insured, 5.500% due 10/1/16                                                       2,943,325
        8,185,000    AA         Metropolitan Water District, Southern California Waterworks Revenue,
                                   Series A, 5.000% due 7/1/15                                                           8,318,006
       15,000,000    AAA        Orange County, CA Recovery, COP, Series A, MBIA-Insured,
                                   5.875% due 7/1/19                                                                    16,443,750
        5,200,000    AAA        Roseville, CA Water Utility Revenue, COP, FGIC-Insured,
                                   5.200% due 12/1/15                                                                    5,388,500
        2,500,000    AAA        Sacramento, CA Cogeneration Authority, Cogenertation Project Revenue,
                                   MBIA-Insured, 5.200% due 7/1/21                                                       2,515,625

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      7

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
California -- 7.7% (continued)
$       3,500,000    AAA        Sacramento, CA Municipal Utility District, Electrical Revenue, Series L,
                                   MBIA-Insured, 5.200% due 7/1/17                                                     $ 3,591,875
                                San Diego County, CA COP, Northern County Regional Expansion Revenue,
                                   AMBAC-Insured:
        5,500,000    AAA             5.250% due 11/15/14                                                                 5,740,625
        4,000,000    AAA             5.000% due 10/1/17                                                                  4,005,000
        2,420,000    AAA             5.250% due 11/15/19                                                                 2,474,450
       35,000,000    AAA        San Francisco, CA State Building Authority, Lease Revenue,
                                   Civic Center Complex, Series A, AMBAC-Insured, 5.250% due 12/1/21                    35,700,000
                                San Jose, CA Redevelopment Agency, Tax Allocation,
                                   (Merged Area Redevelopment Project) AMBAC-Insured:
        5,515,000    AAA             4.750% due 8/1/16                                                                   5,411,594
        7,065,000    AAA             4.750% due 8/1/18                                                                   6,835,388
        4,755,000    AAA             4.750% due 8/1/19                                                                   4,588,575
       18,185,000    AAA             4.750% due 8/1/23                                                                  17,434,869
                                Santa Clara County, CA Finance Authority, Lease Revenue,
                                   AMBAC-Insured:
        5,500,000    AAA             6.750% due 11/15/20(b)                                                              6,441,875
        2,000,000    AAA             6.250% due 11/15/22                                                                 2,265,000
        1,515,000    AAA        Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                                   Series A, GNMA-Collateralized, 6.150% due 4/20/16                                     1,615,369
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       304,324,294
------------------------------------------------------------------------------------------------------------------------------------
Colorado -- 7.6%
                                Adams County, CO School District No.12, COP,
                                   Five Star Schools, MBIA-Insured:
        2,500,000    AAA             5.000% due 12/15/14                                                                 2,487,500
        2,250,000    AAA             5.000% due 12/15/15                                                                 2,227,500
       15,000,000    Aaa*       Arapahoe County, CO Capital Improvement, Transportation Highway
                                   Revenue, (Pre-Refunded-- Escrowed with U.S. government securities to
                                   8/31/05 Call @ 103), 7.000% due 8/31/26(b)                                           17,943,750
                                Colorado Health Facilities Authority Revenue:
       18,250,000    A             Series A, Remarketed 7/8/98, 5.350% due 11/1/16                                      18,409,687
       11,000,000    A             Series B, Remarketed 7/8/98, 5.350% due 8/1/15                                       11,220,000
        8,500,000    AAA           Sisters of Charity Leavenworth, MBIA-Insured, 5.125% due 12/1/18                      8,531,875
        2,000,000    Aa2*       Colorado Housing Finance Authority, Single Family, Series D-2,
                                   6.350% due 11/1/29(d)                                                                 2,192,500
       12,765,000    BBB+       Colorado Springs, CO Airport Revenue, Series A, 7.000% due 1/1/22(b)(d)                 13,897,894
                                Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                                   Maturity with REFCO strips):
      364,000,000    Aaa*            Series A, zero coupon bond due 10/1/22                                             97,825,000
       27,785,000    Aaa*            Series B, zero coupon bond due 10/1/22(b)                                           7,467,219
                                Denver, CO City & County Airport Revenue, Series A:
        3,585,000    AAA           Pre-Refunded-- Escrowed with state and local government
                                     securities to 11/15/01 Call @ 100, 8.000% due 11/15/25(b)(d)                        3,988,312
       26,500,000    BBB+          14.000% due 11/15/08(b)(d)                                                           43,890,625
        9,915,000    BBB+          8.000% due 11/15/25(b)(d)                                                            10,745,381
                                   Series C:
          410,000    Aaa*            Pre-Refunded-- Escrowed with state and local government
                                        securities to 11/15/02 Call @ 102, 6.750% due 11/15/13(d)                          458,688

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Colorado -- 7.6% (continued)
$       2,530,000    Aaa*            Pre-Refunded-- Escrowed with U.S., state and local government
                                        securities to 11/15/02 Call @ 102, 6.750% due 11/15/22(b)(d)                   $ 2,830,438
        3,090,000    BBB+            6.750% due 11/15/13(d)                                                              3,356,512
        9,505,000    BBB+            6.750% due 11/15/22(b)(d)                                                          10,265,400
                                   Series D:
        4,665,000    Aaa*            Pre-Refunded-- Escrowed with U.S., state and local government
                                        securities to 11/15/01 Call @ 100, 7.000% due 11/15/25(b)(d)                     5,061,525
       17,760,000    BBB+            7.000% due 11/15/25(d)                                                             18,759,000
                                E-470 Public Highway Authority, Colorado Revenue, Series A, MBIA-Insured:
        1,120,000    AAA           5.000% due 9/1/15                                                                     1,125,600
        2,600,000    AAA           5.000% due 9/1/16                                                                     2,600,000
       12,350,000    AAA           5.000% due 9/1/21                                                                    12,103,000
        1,000,000    AAA        Fort Collins, CO Lease, COP, (Civic Center Facilities Project),
                                   MBIA-Insured, 5.125% due 12/1/18                                                      1,003,750
          600,000    AAA        Lakewood, CO COP, MBIA-Insured, 4.850% due 12/1/13                                         602,250
        3,610,000    AAA        Larimer County, CO COP, Court House & Jail Facilities, FSA-Insured,
                                   5.000% due 12/15/12                                                                   3,709,275
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       302,702,681
------------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 0.6%
        1,080,000    AAA        Connecticut State Health & Educational Facilities Authority Revenue,
                                   William H. Backus Hospital, AMBAC-Insured, 5.625% due 7/1/17                          1,154,250
                                Connecticut State Housing Finance Authority:
                                   Group Home Mortgage Program, AMBAC-Insured:
          500,000    AAA             5.600% due 6/15/17                                                                    518,750
        1,000,000    AAA             5.625% due 6/15/27                                                                  1,040,000
        6,000,000    AA            Housing Mortgage Finance Program, Series H-1, 5.100% due 5/15/17                      6,007,500
                                Mashantucket Western Pequot Tribe, Connecticut Special Revenue:
        3,000,000    Baa3*         Series A, 5.500% due 9/1/28(e)                                                        2,928,750
                                   Series B:
        1,000,000    Baa3*           5.550% due 9/1/08(e)                                                                1,062,500
        2,000,000    Baa3*           5.700% due 9/1/12(e)                                                                2,117,500
        6,500,000    Baa3*           5.750% due 9/1/18(b)(e)                                                             6,605,625
                                New Canaan, CT GO:
          400,000    Aaa*          4.750% due 2/1/18                                                                       396,500
          400,000    Aaa*          4.750% due 2/1/19                                                                       395,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,226,875
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 1.0%
                                District of Columbia Revenue:
                                   American Association for the Advancement of Science Revenue,
                                     AMBAC-Insured:
        3,000,000    AAA                5.250% due 1/1/16                                                                3,075,000
       13,500,000    AAA                5.125% due 1/1/27                                                               13,415,625
                                Georgetown University, Series D, MBIA-Insured, Converted 5/1/98:
        4,300,000    AAA           5.300% due 4/1/15                                                                     4,439,750
        3,900,000    AAA           5.350% due 4/1/16                                                                     4,026,750
        3,700,000    AAA           5.350% due 4/1/17                                                                     3,806,375
        5,300,000    AAA           5.350% due 4/1/18                                                                     5,425,875

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      9

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
District of Columbia -- 1.0% (continued)
$       4,000,000    AAA        Washington, DC Convention Center Authority Dedicated Tax Revenue,
                                   Sr. Lien, AMBAC-Insured, 5.250% due 10/1/14                                         $ 4,150,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        38,339,375
------------------------------------------------------------------------------------------------------------------------------------
Florida -- 5.4%
                                Boynton Beach, FL Multi-Family Housing Revenue, Clipper Cove Apartments:
          750,000    A+            6.350% due 7/1/16                                                                       797,813
        1,325,000    A+            6.400% due 7/1/21                                                                     1,406,156
       14,155,000    AAA        Broward County, FL Airport System Revenue, Passenger Facility,
                                   Conv. Lien, Series H-2, AMBAC-Insured, 4.750% due 10/1/23                            13,535,719
                                Broward County, FL GO:
        1,000,000    Aa2*          12.500% due 1/1/02                                                                    1,233,750
        1,250,000    Aa2*          12.500% due 1/1/03                                                                    1,632,813
        1,500,000    Aa2*          12.500% due 1/1/04                                                                    2,062,500
        1,750,000    Aa2*          12.500% due 1/1/05                                                                    2,513,438
        2,000,000    Aa2*          12.500% due 1/1/06                                                                    2,990,000
        2,375,000    AAA        Celebration, FL Community Development District, Special Assessment,
                                   Series B, MBIA-Insured, 5.500% due 5/1/19                                             2,484,844
        2,740,000    AAA        Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21                                     2,743,425
       34,750,000    AAA        Dade County, FL Water and Sewer Revenue, FGIC-Insured,
                                   5.250% due 10/1/21(b)                                                                35,445,000
        1,000,000    AAA        First Florida Governmental Financing Commission Revenue,
                                   AMBAC-Insured, 5.750% due 7/1/16                                                      1,081,250
        3,400,000    AAA        Florida State Correctional Privatization Commission, COP, Youth
                                   Detention Facility, Series C, AMBAC-Insured, 5.000% due 8/1/17                        3,400,000
                                Florida State Department of Children & Families, COP,
                                   (South Florida State Hospital Project), AMBAC-Insured:
        2,375,000    AAA             4.900% due 7/1/13                                                                   2,410,625
        2,495,000    AAA             4.950% due 7/1/14                                                                   2,523,069
        2,615,000    AAA             5.000% due 7/1/15                                                                   2,637,881
        2,750,000    AAA             5.000% due 7/1/16                                                                   2,760,313
                                Florida State Turnpike Authority, Turnpike Revenue, Department of
                                   Transportation, Series A, FGIC-Insured:
        4,040,000    AAA             5.000% due 7/1/13                                                                   4,141,000
        5,180,000    AAA             5.000% due 7/1/14                                                                   5,270,650
        8,985,000    AAA             5.000% due 7/1/15                                                                   9,086,080
        7,350,000    AA         Gainesville, FL Utilities Systems Revenue, Series A,
                                   5.200% due 10/1/22                                                                    7,423,500
        6,715,000    AAA        Halifax, FL Hospital Medical Center Revenue, Refunding & Improvement,
                                   Series A, MBIA-Insured, 5.250% due 10/1/15                                            6,933,237
        6,190,000    AAA        Hillsborough County, FL Capital Improvement Program Revenue,
                                   (Mosi Project), Series A, MBIA-Insured, 5.125% due 7/1/22                             6,220,950
                                Martin County, FL IDA, Indiantown Cogeneration:
       10,000,000    BBB-          Project A, 7.875% due 12/15/25(b)(d)                                                 11,450,000
        6,010,000    BBB-          Project B, 8.050% due 12/15/25(d)                                                     6,934,038
                                Miami-Dade County, FL:
                                   School Board, Series C:
        2,305,000    AAA             FSA-Insured, 5.000% due 8/1/16                                                      2,313,644
        1,500,000    AAA             5.000% due 8/1/17                                                                   1,501,875

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Florida -- 5.4% (continued)
                                   Special Obligation, (Courthouse Center Project),
                                     Series B, AMBAC-Insured:
$       2,610,000    AAA                4.750% due 4/1/18                                                              $ 2,534,962
        2,935,000    AAA                4.750% due 4/1/20                                                                2,832,275
                                Orange County, FL Tourist Development, Tax Revenue, AMBAC-Insured:
                                   Series A:
        7,460,000    AAA             4.750% due 10/1/21                                                                  7,161,600
       15,500,000    AAA             4.750% due 10/1/24                                                                 14,744,375
        1,000,000    AAA           Series B, 4.750% due 10/1/23                                                            956,250
        6,500,000    Aaa*       Polk County, FL Utility Systems Revenue, Series A, FGIC-Insured,
                                   5.250% due 10/1/17                                                                    6,670,625
                                Reedy Creek, FL Improvement District Revenue:
        8,200,000    AAA           Series C, AMBAC-Insured, 5.000% due 6/1/19                                            8,189,750
        3,830,000    AAA           Series 1, MBIA-Insured, 5.000% due 10/1/19                                            3,825,212
        4,000,000    AAA        Seminole County, FL School Board, COP, Series A, AMBAC-Insured,
                                   5.000% due 7/1/17                                                                     4,005,000
        9,800,000    A-1+       St. Lucie County, FL PCR, (Florida Power & Light Co. Project),
                                   3.200% due 1/1/26(f)                                                                  9,800,000
                                Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                                   (Pre-Refunded -- Escrowed with U.S. government securities
                                   to 5/1/02 Call @ 102):
        2,700,000    NR              7.550% due 5/1/12(c)                                                                3,064,500
        3,000,000    NR              7.750% due 5/1/27(b)(c)                                                             3,423,750
        2,180,000    AAA        Village Center, FL Community Development District, Recreational
                                   Revenue, Series A, MBIA-Insured, 5.850% due 11/1/16                                   2,482,475
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       212,624,344
------------------------------------------------------------------------------------------------------------------------------------
Georgia -- 0.0%
         580,000     AA-        Brunswick, GA Housing Authority, Multi-Family Housing Revenue,
                                   Cypress Mill, FHA-Insured, 9.750% due 8/1/26                                            622,775
------------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.6%
                                Hawaii State Department of Budget & Finance,
                                   Special Purpose Revenue, Kasier Permanente, Series A:
       12,045,000    A               5.100% due 3/1/14                                                                  11,954,662
        4,000,000    A               5.150% due 3/1/15                                                                   3,960,000
        3,000,000    AAA        Hawaii State GO, Series CP, FGIC-Insured, 5.000% due 10/1/17                             2,988,750
                                Honolulu, HI City & County Wastewater System Revenue,
                                   2nd Board Resolution, Jr. Series, FGIC-Insured:
        1,465,000    AAA             5.250% due 7/1/15                                                                   1,505,288
        3,000,000    AAA             5.250% due 7/1/16                                                                   3,082,500
        1,000,000    AAA             5.250% due 7/1/17                                                                   1,020,000
        1,000,000    AAA             5.250% due 7/1/18                                                                   1,021,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,532,450
------------------------------------------------------------------------------------------------------------------------------------
Illinois -- 2.8%
        2,000,000    AAA        Chicago, IL GO, Series 1993, FGIC-Insured, 5.375% due 1/1/13                             2,082,500
                                Chicago, IL O'Hare International Airport:
       12,500,000    AAA           Revenue, Second Lien, Series C, MBIA-Insured,
                                     5.000% due 1/1/18                                                                  12,296,875

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     11

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Illinois -- 2.8% (continued)
$       7,200,000    Baa2*         Special Facilities Revenue, (United Airlines Project),
                                     Series A, 5.350% due 9/1/16                                                       $ 7,173,000
        2,000,000    AAA        Chicago, IL State University Revenue, Auxiliary Facilities System,
                                   MBIA-Insured, 5.000% due 12/1/18                                                      1,967,500
        3,000,000    AAA        Eastern Illinois University Revenue, Auxiliary Facilities Systems,
                                   AMBAC-Insured, 5.000% due 4/1/16                                                      2,981,250
        5,295,000    AAA        Illinois Developmental Finance Authority, Hospital Revenue, Sisters of
                                   St. Francis Health Service, MBIA-Insured, 5.375% due 11/1/27                          5,381,044
       11,800,000    A-1+       Illinois Developmental Finance Authority Revenue, Provena Health,
                                   Series B, MBIA-Insured, 3.300% due 5/1/28(f)                                         11,800,000
                                Illinois Health Facilities Authority Revenue:
                                   Alexian Brothers Health System, FSA-Insured:
       12,000,000    AAA             5.000% due 1/1/19                                                                  11,700,000
       14,000,000    AAA             5.125% due 1/1/28                                                                  13,702,500
        2,000,000    AAA           Edward Obligation Group, Series A, AMBAC-Insured,
                                     5.250% due 2/15/17                                                                  2,025,000
        6,680,000    Aaa*          Memorial Health Systems, MBIA-Insured, 5.250% due 10/1/18                             6,746,800
          500,000    Aaa*          Rockford Health Systems, AMBAC-Insured,
                                     5.100% due 8/15/11                                                                    517,500
                                   Rush, Presbyterian, St. Lukes, Series A, MBIA-Insured:
        2,500,000    AAA             5.250% due 11/15/14                                                                 2,568,750
        1,000,000    AAA             5.250% due 11/15/16                                                                 1,016,250
        3,000,000    AAA           Sherman Health Systems, AMBAC-Insured, 5.250% due 8/1/17                              3,037,500
        3,790,000    AAA        Illinois State Civic Center, Special State Obligation, AMBAC-Insured,
                                   5.000% due 12/15/13                                                                   3,842,112
        3,000,000    AAA        Illinois State COP, Department of Central Management Services,
                                   Public Aid Building, MBIA-Insured, 5.650% due 7/1/17                                  3,180,000
                                Illinois State GO, FGIC-Insured:
        3,300,000    AAA           5.375% due 2/1/19                                                                     3,345,375
       14,375,000    AAA           5.250% due 12/1/20                                                                   14,428,906
        2,000,000    AAA        Springfield, IL GO, Series C, MBIA-Insured, 5.375% due 12/1/21                           2,042,500
        1,000,000    AAA        University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                                   MBIA-Insured, 5.375% due 10/1/13                                                      1,045,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       112,880,362
------------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.0%
        4,700,000    AAA        Avon, IN Community School Building Corp., First Mortgage,
                                   AMBAC-Insured, 5.250% due 1/1/22                                                      4,747,000
        6,310,000    AAA        Delaware County, IN Hospital Authority,
                                   Cardinal Health Systems, AMBAC-Insured, 5.000% due 8/1/16                             6,286,337
        3,005,000    AAA        Indiana Bond Bank, State Revenue, Guarantee-State Revolving Fund,
                                   (Project A), 6.250% due 2/1/09                                                        3,290,475
                                Indiana Health Facilities, Financing Authority Hospital Revenue,
                                   Riverview Hospital:
          255,000    Baa1*           6.200% due 8/1/99                                                                     257,769
          305,000    Baa1*           6.500% due 8/1/01                                                                     322,538
          200,000    Baa1*           6.600% due 8/1/02                                                                     215,500
                                Indiana Municipal Power Agency, Power Supply Systems Revenue,
                                   Special Obligation, 1st Crossover, Series B, MBIA-Insured:
        2,700,000    AAA             5.200% due 1/1/14                                                                   2,733,750
        2,775,000    AAA             5.250% due 1/1/15                                                                   2,820,094

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Indiana -- 1.0% (continued)
$       2,000,000    A          Mishawaka, IN School City, Multi-School Building Corporation,
                                     5.500% due 7/15/15                                                                $ 2,075,000
                                Northwest Allen County, IN Middle School Building Corp,
                                   First Mortgage, MBIA-Insured:
          715,000    AAA             4.800% due 1/15/13                                                                    713,212
          245,000    AAA             4.800% due 7/15/13                                                                    244,388
          535,000    AAA             4.900% due 7/15/14                                                                    537,675
       15,000,000    AAA        Rockport, IN PCR, (Michigan Power Co. Project), Series A,
                                   AMBAC-Insured, 6.550% due 6/1/25(b)                                                  16,631,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        40,874,988
------------------------------------------------------------------------------------------------------------------------------------
Iowa -- 0.1%
        4,000,000    AAA        Iowa Finance Authority, Hospital Facilities Revenue, Iowa Health System,
                                   Series A, MBIA-Insured, 5.125% due 7/1/20                                             4,020,000
------------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.2%
                                Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2:
        1,110,000    AA-++         5.250% due 4/1/15                                                                     1,133,588
        1,250,000    AA-++         5.000% due 4/1/16                                                                     1,246,875
        1,000,000    AA-++         4.750% due 4/1/17                                                                       966,250
        3,000,000    AAA        Topeka, KS Public Building Commission, (10th & Jackson Projects),
                                   MBIA-Insured, 4.875% due 6/1/19                                                       2,943,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,290,463
------------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.4%
        8,500,000    AAA        Louisiana Local Government, Environment Facilities, Community
                                   Development Authority Revenue, Capital Projects & Equipment
                                   Acquisition, AMBAC-Insured, 4.500% due 12/1/18                                        7,926,250
                                Orleans Parish, LA Parishwide School District, Series A, FGIC-Insured:
        1,680,000    Aaa*          5.125% due 9/1/14                                                                     1,722,000
        1,775,000    Aaa*          5.125% due 9/1/15                                                                     1,806,062
        3,865,000    AAA        Terrebonne Parish, LA Hospital Service District No. 1, Hospital Revenue,
                                   (Terrebonne General Medical Center Project), AMBAC-Insured,
                                   5.350% due 4/1/17                                                                     3,956,794
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,411,106
------------------------------------------------------------------------------------------------------------------------------------
Maine -- 0.2%
        6,000,000    AAA        Maine Municipal Bond Bank Revenue, Series C, 5.350% due 11/1/18                          6,127,500
------------------------------------------------------------------------------------------------------------------------------------
Maryland -- 1.3%
                                Baltimore, MD GO, Series A, FGIC-Insured:
        2,585,000    AAA           5.625% due 10/15/14                                                                   2,801,493
        2,745,000    AAA           5.750% due 10/15/15                                                                   3,108,712
        1,165,000    AAA           5.750% due 10/15/16                                                                   1,319,363
        2,000,000    AAA        Baltimore County, MD County Commission Mortgage Revenue,
                                   (Northbrooke Apartments Project), GNMA-Collateralized, Series A,
                                   6.350% due 1/20/21(b)                                                                 2,147,500
        1,375,000    AAA        Charles County, MD County Commissioners Mortgage Revenue,
                                   (Holly Station Project IV), Series A, FHA-Insured, 6.450% due 5/1/26                  1,452,344
                                Maryland State Community Development Administration,
                                   Department of Housing & Community Development:
          750,000    Aa2*            Series C, 5.550% due 7/1/27(d)                                                        763,125

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     13

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Maryland -- 1.3% (continued)
$      10,000,000    Aa2*            Single Family Program, 2nd Series, 5.000% due 4/1/17                              $ 9,900,000
        6,060,000    Aa2*            Residential, Series D, 5.150% due 3/1/18(d)                                         6,022,125
       56,000,000    NR         Maryland State Energy Financing Administration, Solid Waste Disposal
                                   Revenue, (Hagerstown Project), 9.000% due 10/15/16(b)(d)(g)                          15,120,000
        5,825,000    A          Maryland State Health & Higher Educational Facilities Authority Revenue,
                                   Kaiser Permanente, Series A, 5.375% due 7/1/15                                        6,087,125
        1,750,000    Aa2*       Montgomery County, MD Housing Opportunities Commission,
                                   Single-Family Mortgage Revenue, Series A, 5.750% due 7/1/13                           1,839,688
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        50,561,475
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 4.8%
        2,200,000    AAA        Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                                2,310,000
                                Massachusetts Bay Transportation Authority, Series B,
                                   General Transportation System:
                                     AMBAC-Insured:
       20,380,000    AAA                5.375% due 3/1/20                                                               20,736,650
       12,790,000    AAA                5.375% due 3/1/25                                                               13,013,825
                                     FSA-Insured:
       15,000,000    AAA                5.250% due 3/1/20                                                               15,168,750
       32,200,000    AAA                5.250% due 3/1/26                                                               32,562,250
                                Massachusetts Municipal Wholesale Electric Co.,
                                   Power Supply System Revenue:
                                     Series A, AMBAC-Insured:
       11,900,000    AAA                5.000% due 7/1/14                                                               12,004,125
        2,950,000    AAA                5.000% due 7/1/17                                                                2,938,938
        9,435,000    AAA             Series B, MBIA-Insured, 5.000% due 7/1/17                                           9,399,619
        4,000,000    AA-        Massachusetts State GO, Construction Lien, Series C,
                                   5.250% due 8/1/16                                                                     4,135,000
                                Massachusetts State Health and Educational Facilities Authority Revenue:
        2,000,000    A             Hebrew Rehabilitation Center for Aged, Series C, 5.250% due 7/1/17                    2,002,500
        1,295,000    AAA           University of Massachusetts Memorial, Series A, AMBAC-Insured,
                                     5.250% due 7/1/14                                                                   1,340,325
        9,500,000    AAA        Massachusetts State Housing Finance Agency, Housing Development
                                   Series A, MBIA-Insured, 5.300% due 12/1/17(b)                                         9,678,125
       10,760,873    NR         Massachusetts State Industrial Finance Agency Revenue, Solid Waste
                                   Disposal Revenue, Massachusetts, Sr. Lien, Massachusetts
                                   Paper Co. Project, 8.500% due 11/1/12                                                10,545,656
        5,000,000    AA         Massachusetts State Special Obligation Revenue, Series A,
                                   5.000% due 6/1/17                                                                     4,968,750
                                Massachusetts State Water Resources Authority:
       27,785,000    AAA           MBIA-Insured, 5.000% due 12/1/25                                                     27,090,375
                                     Series B:
        3,000,000    A1*                5.500% due 3/1/17                                                                3,078,750
       11,635,000    AAA                MBIA-Insured, 4.750% due 12/1/21                                                11,096,880
        8,000,000    AAA             Series C, MBIA-Insured, 5.250% due 12/1/20                                          8,070,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       190,140,518
------------------------------------------------------------------------------------------------------------------------------------
Michigan -- 6.1%
        2,000,000    AAA        Battle Creek, MI Downtown Development Authority, MBIA-Insured,
                                   5.000% due 5/1/17                                                                     1,985,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Michigan -- 6.1% (continued)
                                Caledonia, MI Community Schools, FGIC-Insured:
$       1,790,000    AAA           4.875% due 5/1/19                                                                   $ 1,740,775
        4,095,000    AAA           4.750% due 5/1/22                                                                     3,895,369
       17,750,000    AAA        Detroit & Wayne Counties, MI Stadium Authority Revenue, FGIC-Insured,
                                   5.250% due 2/1/27                                                                    17,860,938
        6,000,000    AAA        Ferris State University, MI Revenue, AMBAC-Insured,
                                   5.000% due 10/1/18                                                                    5,910,000
        2,090,000    AAA        Grand Valley, MI State University Revenue, MBIA-Insured,
                                   5.250% due 10/1/17                                                                    2,157,925
        1,410,000    AAA        Holly, MI Area School District, FGIC-Insured, 4.750% due 5/1/25                          1,332,450
        2,140,000    AAA        Ingham County, MI Building Authority, AMBAC-Insured,
                                   5.000% due 11/1/16                                                                    2,131,975
        1,200,000    AAA        Leslie, MI Public Schools, Ingham & Jackson Counties GO, FGIC-Insured,
                                   5.000% due 5/1/18                                                                     1,189,500
        2,000,000    AAA        Lincoln, MI GO, Consolidated School District, FSA-Insured,
                                   5.000% due 5/1/18                                                                     1,982,500
       22,625,000    AA+        Michigan Municipal Bond Authority, State Revolving Fund Revenue,
                                   5.125% due 10/1/20                                                                   22,540,156
       39,340,000    AAA        Michigan Public Power Agency Revenue, (Belle River Project),
                                   Series A, MBIA-Insured, 5.250% due 1/1/18                                            39,733,400
                                Michigan State Building Authority Revenue, Facilities Program, Series 1:
       11,825,000    AA            5.125% due 10/15/16                                                                  11,913,688
        1,000,000    AA            4.750% due 10/15/17                                                                     962,500
                                Michigan State Hospital Finance Authority Revenue:
        5,000,000    AAA           Botsford Obligation, Series A, MBIA-Insured, 5.000% due 2/15/18                       4,887,500
        1,000,000    AAA           Mercy Health Services, AMBAC-Insured, Series R,
                                      5.375% due 8/15/16                                                                 1,028,750
        8,145,000    AAA        Michigan State Housing Development Authority, Rental Housing Revenue,
                                   Series C, MBIA-Insured, 5.050% due 10/1/15(d)                                         8,104,275
                                Michigan State Housing Representatives, COP, AMBAC-Insured:
        5,145,000    AAA           5.000% due 8/15/16                                                                    5,061,394
        4,715,000    AAA           5.500% due 8/15/15                                                                    4,921,280
                                Michigan State Strategic Fund, Resource Recovery Limited
                                   Obligation Revenue, Central Wayne Energy:
                                     Series A:
        8,000,000    NR                 6.900% due 7/1/19(d)                                                             8,100,000
        3,000,000    NR                 7.000% due 7/1/27(d)                                                             3,037,500
       12,000,000    NR              Series B, 6.800% due 7/1/13(d)                                                     12,150,000
       56,625,000    NR         Midland County, MI Economic Development Corp., PCR,
                                   Subordinated Limited Obligation, Series B, 9.500% due 7/23/09(b)(d)                  60,871,875
        7,500,000    Aa2*       Oakland County, MI Economic Development Corp. Ltd., Obligation
                                   Revenue, Cranbrook Educational Community, 5.000% due 11/1/17                          7,453,125
        2,215,000    AAA        Redford, MI Unified School District GO, AMBAC-Insured,
                                   5.125% due 5/1/18                                                                     2,223,306
        4,120,000    AAA        Richmond, MI Community School District, FGIC-Insured,
                                   4.750% due 5/1/19                                                                     3,960,350
        4,955,000    AA         Royal Oak, MI Hospital Finance Authority, Hospital Revenue,
                                   William Beaumont Hospital, 5.250% due 1/1/20                                          4,936,419
        1,000,000    AAA        South Lyon, MI Community Schools, FGIC-Insured, 5.125% due 5/1/16                        1,010,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       243,081,950
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     15

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Minnesota -- 0.3%
                                Hennepin County, MN Lease Revenue, COP:
$       2,955,000    Aa1           5.000% due 11/15/14                                                                 $ 2,991,938
        3,105,000    Aa1           5.000% due 11/15/15                                                                   3,124,406
        5,000,000    AA+        North St. Paul-Maplewood, MN ISD, No. 622,
                                   Series A, 5.125% due 2/1/20                                                           5,056,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,172,594
------------------------------------------------------------------------------------------------------------------------------------
Mississipi -- 0.1%
        1,000,000    AAA        Harrison County, MS School District, State Aid Capital Improvement,
                                   FSA-Insured, 5.000% due 8/1/15                                                        1,005,000
        1,100,000    P-1*       Jackson County, MS PCR, (Chevron U.S.A. Inc. Project),
                                   3.200% due 6/1/23(f)                                                                  1,100,000
                                Jackson, MS Municipal Airport Authority, Airport Revenue,
                                   Series A, AMBAC-Insured:
          385,000    AAA             5.000% due 12/1/12                                                                    393,181
          405,000    AAA             5.100% due 12/1/13                                                                    413,606
          425,000    AAA             5.125% due 12/1/14                                                                    432,437
          450,000    AAA             5.125% due 12/1/15                                                                    455,625
          470,000    AAA             5.125% due 12/1/16                                                                    474,113
          750,000    AAA             5.125% due 12/1/21                                                                    749,063
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,023,025
------------------------------------------------------------------------------------------------------------------------------------
Missouri -- 1.4%
        4,750,000    AAA        Fenton, MO COP, (Capital Improvements Project),
                                   MBIA-Insured, 5.125% due 9/1/17                                                       4,791,563
       24,635,000    AAA        Kansas City, MO Municipal Assistance Corp., Leasehold Revenue,
                                   H. Roe Bartle Convention Center, Series A, MBIA-Insured,
                                   5.000% due 4/15/20                                                                   24,573,412
                                Missouri State Environmental Improvement & Energy Resources Authority,
                                   PCR, State Revolving Fund:
        3,380,000    Aa1*            Series A, 5.000% due 1/1/19                                                         3,295,500
                                     Series E:
        1,040,000    Aa1*               5.200% due 1/1/10                                                                1,093,300
        2,235,000    Aa1*               5.250% due 1/1/19                                                                2,243,380
        1,750,000    Aaa*       Missouri State Health & Educational Facilities Authority Revenue,
                                   St. Louis University School, AMBAC-Insured, 4.750% due 10/1/24                        1,662,500
                                Poplar Bluff, MO Public Building Corp., Leasehold Revenue, MBIA-Insured:
        1,025,000    Aaa*          5.000% due 9/1/13                                                                     1,045,500
        4,475,000    Aaa*          5.100% due 9/1/18                                                                     4,458,219
                                St. Louis, MO Board of Education, GO, Direct Deposit Program,
                                   Series B, FGIC-Insured:
        3,235,000    AAA             5.000% due 4/1/15                                                                   3,251,175
        3,790,000    AAA             5.000% due 4/1/17                                                                   3,766,313
        4,900,000    AAA        St. Louis, MO Regional Convention & Sports Complex Authority, Series C,
                                   AMBAC-Insured, 5.300% due 8/15/20                                                     5,010,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        55,191,112
------------------------------------------------------------------------------------------------------------------------------------
Montana -- 0.8%
       33,400,000    NR         Montana State Board of Investment, Resource Recovery Revenue,
                                   (Yellowstone Energy LP Project), 7.000% due 12/31/19(b)(d)                           32,314,500
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Nebraska -- 0.4%
$      14,300,000    AAA        Nebraska Public Power District, Electric System Revenue,
                                   Series A, MBIA-Insured, 5.250% due 1/1/28(b)                                        $15,408,250
        1,590,000    AAA        Omaha, NE Airport Authority, Airport Revenue, 5.1250% due 1/1/14                         1,623,788
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,032,038
------------------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.3%
                                Clark County, NV GO, Series A, FGIC-Insured:
        6,035,000    AAA           5.000% due 6/1/15                                                                     6,065,175
        6,340,000    AAA           5.000% due 6/1/16                                                                     6,340,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,405,175
------------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 1.8%
        5,000,000    AAA        Casino Reinvestment Development Authority, NJ Parking Fee Revenue,
                                   Series A, FSA-Insured, 5.250% due 10/1/16                                             5,143,750
        2,000,000    AAA        Hamilton Township, Atlantic County, NJ Municipal Utilities Authority,
                                   FGIC-Insured, 5.000% due 8/15/17                                                      2,002,500
                                Mercer County, NJ Improvement Authority Revenue,
                                   (County Golf Course Project), FGIC-Insured:
        1,405,000    AAA             5.000% due 12/1/15                                                                  1,422,563
          750,000    AAA             5.000% due 12/1/18                                                                    750,938
                                Middlesex County, NJ COP, MBIA-Insured:
        1,280,000    AAA           5.000% due 6/15/12                                                                    1,328,000
        1,345,000    AAA           5.050% due 6/15/13                                                                    1,388,713
        1,410,000    AAA           5.100% due 6/15/14                                                                    1,452,300
                                Monmouth County, NJ Improvement Authority Revenue,
                                   Governmental Loan, AMBAC-Insured:
        1,000,000    AAA             5.050% due 12/1/14                                                                  1,025,000
          500,000    AAA             5.150% due 12/1/17                                                                    511,250
                                New Brunswick, NJ Housing Authority, Lease Revenue,
                                   Rutgers University, FGIC-Insured:
        3,800,000    AAA             4.750% due 7/1/18                                                                   3,695,500
        4,000,000    AAA             4.625% due 7/1/24                                                                   3,755,000
        2,500,000    Aaa*       New Jersey EDA Revenue, (Hillcrest Health Service Systems Project),
                                   AMBAC-Insured, 5.375 due 1/1/16                                                       2,603,125
                                New Jersey Health Care Facilities Financing Authority Revenue:
                                   Barnert Hospital, MBIA-Insured:
          495,000    AAA             4.750% due 2/1/15                                                                     483,863
          685,000    AAA             4.750% due 8/1/15                                                                     670,444
          575,000    AAA             4.750% due 8/1/16                                                                     559,906
        1,920,000    AAA             4.750% due 8/1/19                                                                   1,852,800
        3,225,000    AAA           Cathedral Health Services, MBIA-Insured 5.200% due 8/1/15                             3,309,655
                                   Catholic Health East Health System:
        2,095,000    AAA             4.750% due 11/15/19                                                                 2,019,056
        2,000,000    AAA             4.750% due 11/15/21                                                                 1,922,500
        2,500,000    BBB           Rahway Hospital Obligation Group, 5.000% due 7/1/08                                   2,537,500
                                New Jersey State, GO:
       22,000,000    AA+           4.500% due 2/1/17                                                                    20,982,500
       13,805,000    AA+           4.500% due 2/1/18                                                                    13,080,237
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        72,497,100
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     17

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
New Mexico -- 0.2%
$         585,000    AAA        New Mexico, Mortgage Finance Authority, Single Family Mortgage,
                                   Series A-3, FNMA & GNMA-Collateralized, 5.050% due 9/1/17                           $   585,000
        2,250,000    AAA        Rio Rancho, NM Water & Wastewater System Revenue, AMBAC-Insured,
                                   4.750% due 5/15/22                                                                    2,148,750
        3,295,000    Aaa*       Santa Fe, NM Single-Family Mortgage Revenue,
                                   FNMA & GNMA-Collateralized, 6.300% due 11/1/28(d)                                     3,443,275
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,177,025
------------------------------------------------------------------------------------------------------------------------------------
New York -- 9.9%
        1,710,000    AA         Housing Corp. of New York Revenue, 5.500% due 11/1/20                                    1,729,238
                                Long Island Power Authority, NY Electrical Systems Revenue:
                                   Series A, FSA-Insured:
       33,000,000    AAA             5.000% due 12/1/15                                                                 33,412,500
       56,120,000    AAA             5.125% due 12/1/16                                                                 57,031,950
        9,185,000    AAA             5.300% due 12/1/19                                                                  9,437,587
        1,700,000    A-1+          Sub-Series 7, 3.200% due 4/1/25(f)                                                    1,700,000
                                Metropolitan Transportation Authority of New York:
        6,600,000    AAA           Dedicated Tax Fund, Series A, FGIC-Insured, 4.750% due 4/1/28                         6,253,500
                                     Transit Facilities Revenue:
        4,700,000    AAA                Series B-2, MBIA-Insured, 5.000% due 7/1/17                                      4,705,875
        5,550,000    AAA                Series C, FSA-Insured, 4.750% due 7/1/16                                         5,432,063
        1,100,000    AAA        Municipal Assistance Corp. for City of Troy, NY Series A,
                                   MBIA-Insured, 5.000% due 1/15/16                                                      1,102,750
        2,695,000    AAA        New York, NY Education Construction Fund Revenue, AMBAC-Insured,
                                   5.500% due 4/1/16                                                                     2,836,488
        1,280,000    AAA        New York, NY IDA, Civic Facilities Revenue, (Trinity Episcopal School
                                   Corp. Project ), MBIA-Insured, 5.250% due 6/15/17                                     1,307,200
                                New York, NY Municipal Water Finance Authority,
                                   Water & Sewer Systems Revenue:
        2,500,000    AAA             Series A, FGIC-Insured, 4.750% due 6/15/31                                          2,362,500
       11,950,000    AAA             Series B, MBIA-Insured, 5.375% due 6/15/19                                         12,203,937
                                New York, NY Transitional Finance Authority Revenue,
                                   Future Tax Secured:
                                     Series A:
        6,450,000    AA                 4.750% due 11/15/16                                                              6,296,813
        2,310,000    AA                 5.000% due 8/15/17                                                               2,312,888
                                     Series B:
       13,915,000    AA                 4.750% due 11/1/16                                                              13,584,518
       15,515,000    AA                 4.750% due 11/1/17                                                              15,165,912
       10,000,000    AA                 4.750% due 11/1/23                                                               9,537,500
                                     Series C, FGIC-Insured:
        2,530,000    AAA                5.000% due 5/1/16                                                                2,545,813
        9,165,000    AAA                5.000% due 5/1/17                                                                9,176,455
                                New York State Dormitory Authority:
                                   City University System:
                                     Consolidated Second General Resolution, Series A, FGIC-Insured:
        6,000,000    AAA                5.375% due 7/1/14(b)                                                             6,262,500
       16,500,000    AAA                5.000% due 7/1/16                                                               16,603,125
        5,000,000    AAA             Consolidated Third General Resolution, Series 2, MBIA-Insured,
                                        6.250% due 7/1/19                                                                5,668,750


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
New York -- 9.9% (continued)
$       1,000,000    Aaa*          Culinary Institute of America, MBIA-Insured, 5.000% due 7/1/17                      $ 1,001,250
                                   Iona College, MBIA-Insured:
          485,000    AAA             6.600% due 7/1/07                                                                     523,194
          420,000    AAA             6.600% due 7/1/08                                                                     452,025
          555,000    AAA             6.600% due 7/1/09                                                                     596,625
          540,000    AAA             6.700% due 7/1/10                                                                     581,850
                                   Mental Health Services Facilities Improvement Revenue, FSA-Insured:
        9,000,000    AAA             Series C, 5.125% due 8/15/17                                                        9,067,500
        2,000,000    AAA             Series D, 5.125% due 8/15/17                                                        2,015,000
       20,765,000    AAA           Montefiore Medical Center, AMBAC-Insured, 5.250% due 2/1/15                          21,387,950
        4,500,000    AAA           Municipal Health Facilities Improvement Program, Series A,
                                     FSA-Insured, 5.500% due 5/15/24                                                     4,651,875
        5,000,000    AAA           North General Hospital, Series G, AMBAC-Insured, 5.200% due 2/15/15                   5,118,750
        1,000,000    AAA           State University Athletic Facilities, MBIA-Insured, 5.250% due 7/1/18                 1,022,500
                                   State University Educational Facilities:
                                     Series A, MBIA-Insured:
        6,195,000    AAA                5.000% due 5/15/15                                                               6,272,437
        7,030,000    AAA                5.000% due 5/15/16                                                               7,073,937
       13,635,000    AAA                5.000% due 5/15/17                                                              13,652,043
        5,160,000    A-              5.000% due 5/15/13                                                                  5,230,950
                                   University of Rochester, Series A, MBIA-Insured:
        3,915,000    AAA             5.000% due 7/1/16                                                                   3,939,469
        2,000,000    AAA             5.000% due 7/1/17                                                                   2,002,500
        7,000,000    A-         New York State Energy Research & Development Authority PCR,
                                   (Lilco Project), Series A, Remarketed 3/1/99, 5.150% due 3/1/16                       7,000,140
                                New York State Environmental Facilities Corp.,
                                   State Clean Water & Drinking Water, Revolving Funds:
        5,520,000    Aa1*            Series C, 5.000% due 6/15/16                                                        5,561,400
       12,125,000    Aa1*            Series F, 5.000% due 6/15/15                                                       12,231,094
        2,000,000    A          New York State GO, 12.000% due 11/15/03                                                  2,697,500
        6,000,000    AAA        New York State Medical Care Facilities Finance Agency Revenue,
                                   FGIC-Insured, 5.250% due 2/15/19                                                      6,075,000
       13,895,000    Aa2*       New York State Mortgage Agency Revenue, Homeowner Mortgage,
                                   Series 72, 5.200% due 10/1/16                                                        14,033,950
                                New York State Urban Development Corp. Revenue,
                                   Correctional Capital Facilities:
        4,000,000    AAA             AMBAC-Insured, 5.250% due 1/1/18                                                    4,060,000
        3,250,000    AAA             Series A, FSA-Insured, 5.250% due 1/1/21                                            3,294,688
        1,000,000    AAA        St. Lawrence County, NY Industrial Developmental Agency,
                                   Civic Facilities Revenue, (St. Lawrence University Project),
                                   Series A, MBIA-Insured, 5.375% due 7/1/18                                             1,035,000
                                Triborough Bridge & Tunnel Authority of New York,
                                   General Purpose Revenue Bonds, Series A:
       10,000,000    Aa2*            5.200% due 1/1/20                                                                  10,087,500
       11,000,000    Aa3*            5.000% due 1/1/24                                                                  10,876,250
                                Yonkers, NY GO, FGIC-Insured:
        1,125,000    AAA           Series A, 5.000% due 9/1/14                                                           1,139,063
        2,000,000    AAA           Series B, 5.000% due 9/1/17                                                           1,987,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       391,338,802
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     19

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
North Carolina -- 2.3%
$       4,500,000    A2*      Carteret County, NC COP, (Elementary School Project),
                                   6.500% due 2/1/07                                                                   $ 4,876,875
        1,000,000    AAA      Centennial Authority, NC Hotel Tax Revenue, (Arena Project),
                                   FSA-Insured, 5.125% due 9/1/15                                                        1,026,250
        1,200,000    AAA      Dare County, NC Utility System Revenue, Series A, MBIA-Insured,
                                   5.250% due 6/1/16                                                                     1,228,500
        1,750,000    AAA      New Hanover County, NC COP, (New Hanover Project), MBIA-Insured,
                                   5.000% due 12/1/17                                                                    1,734,688
        3,000,000    AA       North Carolina Housing Finance Agency, Home Ownership , Series A-1,
                                   5.350% due 1/1/17(d)                                                                  3,030,000
                              North Carolina Medical Care Commission:
                                   Health Care Facilities Revenue:
        3,780,000    AA               Carolina Medicorp Project, 5.125% due 5/1/16                                       3,789,450
          655,000    AA               Novant Health Project, Series B, 5.000% due 10/1/16                                  650,906
                                   Hospital Revenue:
        2,000,000    A+               Gaston Health Care, 5.000% due 12/15/12                                            2,005,000
                                      Pitt County Memorial Hospital, Series A:
        5,500,000    AA-                 5.000% due 12/1/18                                                              5,396,875
        5,000,000    AA-                 4.750% due 12/1/28                                                              4,625,000
                              North Carolina Municipal Power Agency No.1, Catawaba Electric Revenue,
                                   Series A:
       16,755,000    AAA              AMBAC-Insured, 5.375% due 1/1/20(b)                                               17,215,762
                                      MBIA-Insured:
        8,860,000    AAA                 5.125% due 1/1/15                                                               8,959,675
       18,850,000    AAA                 5.125% due 1/1/17                                                              19,038,500
       15,000,000    AAA                 5.125% due 1/1/17                                                              15,075,000
        3,000,000    AA+      Raleigh, NC Combined Enterprise System Revenue, 4.750% due 3/1/19                          2,857,500
        1,000,000    AAA      Sampson Area Development Corp., Installment Payment Revenue,
                                   MBIA-Insured, 4.750% due 6/1/19                                                         961,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        92,471,231
------------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
        1,005,000    AAA      Bismarck, ND Health Care Facilities Revenue, St. Alexius Medical Center,
                                   Series A, FSA-Insured, 5.000% due 7/1/16                                                998,719
        1,000,000    AAA      Burleigh County, ND Health Care Revenue, Medcenter One Inc.,
                                   MBIA-Insured, 5.250% due 5/1/13                                                       1,033,750
        1,000,000    AAA      Fargo, ND Water Revenue, MBIA-Insured, 5.125% due 1/1/14                                   1,017,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,049,969
------------------------------------------------------------------------------------------------------------------------------------
Ohio -- 3.7%
                              Akron, Bath and Copley, OH Joint Township Hospital
                                   District, Hospital Revenue, (Akron General
                                   Medical Center Project), AMBAC-Insured:
       14,630,000    AAA              5.375% due 1/1/17(b)                                                              15,215,200
       18,000,000    AAA              5.375% due 1/1/22                                                                 18,472,500
        3,000,000    Aaa*     Akron-Summit County, OH Public Library GO, Series A, FGIC-Insured
                                   5.000% due 12/1/15                                                                    3,026,250
        8,375,000    AAA      Akron, OH EDA Revenue, MBIA-Insured, 5.000% due 12/1/18                                    8,385,469
        1,000,000    Aaa*     Brecksville-Broadview Heights, OH City School District, FGIC-Insured,
                                   6.500% due 12/1/16                                                                    1,146,250
       12,950,000    AAA      Butler County, OH Transportation Improvement District, Series A,
                                   FSA-Insured, 5.125% due 4/1/17                                                       13,144,250

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Ohio -- 3.7% (continued)
                              Clermont County, OH Hospital Facilities Revenue,
                                   Mercy Health Systems, Series B, AMBAC-Insured:
$       3,415,000    AAA              5.625% due 9/1/16                                                                $ 3,666,855
        1,000,000    AAA              5.625% due 9/1/21                                                                  1,066,250
                              Cleveland, OH Waterworks Revenue, Refunding &
                                   Improvement, First Mortgage, Series H,
                                   MBIA-Insured:
          985,000    AAA              Pre-Refunded -- Escrowed with state and local government securities
                                         to 1/1/06 Call @ 102, 5.700% due 1/1/14                                         1,099,506
        1,000,000    AAA              5.625% due 1/1/13                                                                  1,081,250
           15,000    AAA              5.700% due 1/1/14                                                                     15,244
        3,000,000    AAA      Cleveland-Cuyahoga County, OH Port Authority Revenue,
                                   Rock & Roll Hall of Fame, AMBAC-Insured, 5.400% due 12/1/15                           3,138,750
                              Cuyahoga County, OH Hospital Revenue, Refunding and Improvement:
                                   (Metrohealth System Project), MBIA-Insured:
        1,000,000    AAA              5.375% due 2/15/12                                                                 1,065,000
        1,000,000    AAA              5.625% due 2/15/17                                                                 1,075,000
                                   Series A:
        5,180,000    AAA              5.500% due 2/15/12(b)                                                              5,633,250
        5,050,000    AAA              5.125% due 2/15/13(b)                                                              5,201,500
        6,680,000    AAA              5.125% due 2/15/15                                                                 6,796,900
        3,025,000    AAA              5.125% due 2/15/16                                                                 3,066,594
        4,890,000    AAA              5.125% due 2/15/17                                                                 4,938,900
       13,935,000    AAA              5.250% due 2/15/19                                                                14,213,700
        4,065,000    AAA      Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue
                                   Anticipation Bonds, MBIA-Insured, 5.000% due 12/1/17                                  4,080,244
        1,520,000    Aa3*     Lakewood, OH GO, 5.125% due 12/1/17                                                        1,544,700
        3,000,000    Aaa*     Medina, OH City School District, GO, FGIC-Insured, 5.000% due 12/1/18                      2,973,750
                              Ohio State Building Authority, State Facilities:
        2,725,000    AA-           (Administration Building Fund Projects,) Series A, 5.000% due 10/1/15                 2,748,844
                                   (Adult Correctional Buildings Funds Projects), Series A:
        5,675,000    AA-              5.000% due 4/1/15                                                                  5,724,655
        5,010,000    AA-              5.000% due 4/1/16                                                                  5,028,787
        1,500,000    NR       Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
                                   9.000% due 6/1/21(d)                                                                  1,665,000
        2,670,000    AAA      Ohio State Water Development Authority Revenue, Water Development,
                                   Fresh Water Series, FSA-Insured, 5.000% due 12/1/16                                   2,693,363
        2,955,000    AAA      Parma, OH GO, Series A, FGIC-Insured, 5.000% due 12/1/18                                   2,929,144
        1,585,000    AAA      Twinsburg, OH Local School District, FGIC-Insured, 5.900% due 12/1/21                      1,723,688
                              University of Akron, OH General Receipts, AMBAC-Insured:
        1,000,000    AAA           5.125% due 1/1/11                                                                     1,043,750
        1,000,000    AAA           5.125% due 1/1/12                                                                     1,040,000
        2,525,000    AAA           5.250% due 1/1/22                                                                     2,556,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       147,201,106
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.7%
                              Oklahoma State Turnpike Authority, Turnpike Revenue,
                                   Series A, FGIC-Insured:
       10,545,000    AAA              5.000% due 1/1/14                                                                 10,887,712
       12,140,000    AAA              5.000% due 1/1/15                                                                 12,458,675
        1,975,000    AA       Tulsa, OK Industrial Authority, Hospital Revenue, (St. John's Medical
                                   Center Project), 6.250% due 2/15/17                                                   2,130,530

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     21

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Oklahoma -- 0.7% (continued)
$       1,000,000    AA-      Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project),
                                   6.250% due 10/1/14                                                                  $ 1,088,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,565,667
------------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.9%
        2,500,000    A        Clackamas County, OR Hospital Facilities Authority Revenue,
                                   Kaiser Permanente, Series A, 5.375% due 4/1/14                                        2,587,500
                              Clackamas & Washington Counties, OR School District No. 3,
                                   FGIC-Insured:
        2,860,000    AAA              5.000% due 6/1/15                                                                  2,885,025
        3,555,000    AAA              5.000% due 6/1/16                                                                  3,568,331
        1,685,000    AAA              5.000% due 6/1/17                                                                  1,682,894
                              Oregon State Department of Administrative Services Corp., Series A,
                                   AMBAC-Insured:
        7,155,000    AAA              4.875% due 5/1/16                                                                  7,137,113
        6,505,000    AAA              4.875% due 5/1/17                                                                  6,448,081
        4,000,000    AAA              4.875% due 5/1/18                                                                  3,945,000
        6,950,000    AA       Oregon State GO, Series B, 6.375% due 8/1/24(b)                                            7,627,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,881,569
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 3.2%
                              Allegheny County, PA Airport Revenue, Pittsburgh International Airport,
                                   Series B, MBIA-Insured:
        5,000,000    AAA              5.000% due 1/1/17                                                                  4,968,750
        6,500,000    AAA              5.000% due 1/1/19                                                                  6,418,750
        2,700,000    AA       Delaware County, PA GO, 5.125% due 10/1/16                                                 2,757,375
                              Delaware County, PA Interboro School District GO, MBIA-Insured:
          985,000    AAA           5.150% due 8/15/13                                                                    1,012,088
          935,000    AAA           5.200% due 8/15/14                                                                      959,544
        1,150,000    AAA           5.300% due 8/15/17                                                                    1,171,563
        1,600,000    AAA           5.375% due 8/15/22                                                                    1,632,000
                              Fairview, PA School District GO, FGIC-Insured:
        2,620,000    AAA           5.200% due 2/15/15                                                                    2,682,225
        3,345,000    AAA           5.000% due 2/15/18                                                                    3,328,275
                              Gettysburg, PA Municipal Authority, College Revenue:
        5,000,000    AAA           MBIA-Insured, 5.000% due 8/15/18                                                      4,943,750
        2,350,000    AAA           Gettysburg College, Series B, AMBAC-Insured, 4.750% due 8/15/23                       2,232,500
        4,835,000    Aaa*     Lehigh County, PA General Purpose Authority Revenue, Lehigh Valley
                                   Health Network, Series A, MBIA-Insured, 5.000% due 7/1/18                             4,750,388
        3,240,000    AAA      Lewisburg, PA Area School District, MBIA-Insured, 5.125% due 3/15/18                       3,252,150
        1,290,000    Aaa*     Lower Bucks County, PA Joint Municipal Authority, Sewer & Water
                                   Revenue, FSA-Insured, 5.000% due 11/15/17                                             1,281,938
        6,000,000    AAA      Montgomery County, PA Higher Education & Health Authority Revenue
                                   Holy Redeemer Health, Series A, 5.250% due 10/1/17                                    6,120,000
                              Owen J. Roberts School District, PA GO, Series A, MBIA-Insured:
        1,515,000    AAA           5.200% due 5/15/12                                                                    1,579,387
        1,570,000    AAA           5.250% due 5/15/13                                                                    1,628,875
        1,670,000    AAA           5.300% due 5/15/14                                                                    1,730,537
                              Pennsylvania Economic Development Financing Authority, Resource
                                   Recovery Revenue, (Northhampton Generating Project), Series C:
        2,000,000    NR               6.875% due 1/1/11(d)                                                               2,065,000
       12,000,000    NR               6.950% due 1/1/21(b)(d)                                                           12,405,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Pennsylvania -- 3.2% (continued)
                              Pennsylvania State University:
                                   Series A:
$       3,430,000    AA-              5.000% due 8/15/15                                                               $ 3,447,150
        3,660,000    AA-              5.000% due 8/15/16                                                                 3,669,150
        3,845,000    AA-              5.000% due 8/15/17                                                                 3,835,387
                                   Series B:
        1,035,000    AA-              5.000% due 8/15/15                                                                 1,040,175
        1,090,000    AA-              5.000% due 8/15/16                                                                 1,092,725
                              Philadelphia, PA GO, FGIC-Insured:
        2,700,000    AAA           4.750% due 5/15/16                                                                    2,629,125
        2,500,000    AAA           4.750% due 5/15/20                                                                    2,393,750
                              Philadelphia, PA School District, GO,
                                   Series B, AMBAC-Insured:
        1,000,000    AAA              5.000% due 4/1/10                                                                  1,038,750
        1,000,000    AAA              5.000% due 4/1/11                                                                  1,032,500
        1,000,000    AAA              5.000% due 4/1/12                                                                  1,025,000
        3,310,000    AAA              5.250% due 4/1/17                                                                  3,359,650
        2,220,000    AAA              5.375% due 4/1/19                                                                  2,267,175
        7,825,000    AAA      Philadelphia, PA Water & Wastewater Revenue, Series A,
                                   AMBAC-Insured, 5.000% due 8/1/14                                                      7,942,375
        5,000,000    AAA      Pittsburgh, PA GO, Series 1997, Maturity 2015 & 2018, AMBAC-Insured,
                                   5.250% due 9/1/18                                                                     5,068,750
        8,225,000    AAA      Pittsburgh, PA Water & Sewer Authority, Water & Sewer Systems
                                   Revenue, Series C, FSA-Insured, 5.000% due 9/1/17                                     8,173,593
                              Saint Mary Hospital Authority, Bucks County Catholic Health Initiatives,
                                   Series A:
        2,680,000    AA               5.375% due 12/1/12                                                                 2,803,950
        5,000,000    AA               5.000% due 12/1/18                                                                 4,868,750
        3,100,000    AAA      Scranton, PA School District GO, AMBAC-Insured, 5.000% due 4/1/17                          3,080,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       125,688,675
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 0.1%
        3,100,000    A-1+     Puerto Rico Government Development Bank, MBIA-Insured,
                                   2.400% due 12/1/15(f)                                                                 3,100,000
        1,675,000    AAA      Puerto Rico Industrial Tourist, Educational, Medical, & Environmental
                                   Control Facilities Financing Authority, Inter-American University,
                                   Series A, MBIA-Insured, 5.000% due 10/1/18                                            1,681,281
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,781,281
------------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 1.2%
                              Beaufort County, SC Hospital Facilities Revenue, Beaufort County
                                   Memorial Hospital, AMBAC-Insured:
        5,330,000    AAA              5.000% due 12/1/12                                                                 5,423,275
        2,000,000    AAA              5.000% due 12/1/17                                                                 1,972,500
                              Berkeley County, SC School District COP, Berkeley
                                   School Facilities Group Inc.:
        3,000,000    AAA              AMBAC-Insured, 5.000% due 2/1/16                                                   2,970,000
        2,625,000    AAA              MBIA-Insured, 5.250% due 2/1/16                                                    2,687,344
                              Citadel Military College, SC Revenue, AMBAC-Insured:
        3,000,000    AAA           5.125% due 4/1/15                                                                     3,052,500
        3,115,000    AAA           5.125% due 4/1/17                                                                     3,153,938

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     23

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
South Carolina -- 1.2% (continued)
                              Greenville, SC Memorial Auditorium District,
                                   Public Facilities Corp., COP, (Bi-Lo Center
                                   Project,) Series B, AMBAC-Insured:
$       1,815,000    AAA              4.750% due 3/1/17                                                                $ 1,751,475
        4,665,000    AAA              4.750% due 3/1/24                                                                  4,408,425
                              Lexington County, SC Health Services District
                                   Inc., Hospital Revenue, Refunding &
                                   Improvement, FSA-Insured:
        7,310,000    AAA              5.250% due 11/1/17                                                                 7,447,062
        5,000,000    AAA              5.125% due 11/1/26                                                                 4,993,750
                              Piedmont Municipal Power Agency, SC Electric Revenue, Series A,
                                   MBIA-Insured:
        5,300,000    AAA              5.000% due 1/1/15                                                                  5,326,500
        6,500,000    AAA              4.875% due 1/1/17                                                                  6,337,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        49,524,269
------------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 1.1%
                              Chattanooga, TN Health and Educational Housing Facilities Board,
                                   Mortgage Revenue, Red Bank Health Care, FHA-Insured,
                                   (LOC - Citibank N.A.):
           30,000    A                11.250% due 2/1/00                                                                    32,037
           90,000    A                11.250% due 8/1/00                                                                    98,888
          100,000    A                11.250% due 2/1/01                                                                   112,875
          105,000    A                11.250% due 8/1/01                                                                   121,931
          110,000    A                11.250% due 2/1/02                                                                   130,763
          115,000    A                11.250% due 8/1/02                                                                   140,156
          120,000    A                11.250% due 2/1/03                                                                   148,950
          130,000    A                11.250% due 8/1/03                                                                   164,938
          135,000    A                11.250% due 2/1/04                                                                   172,969
          145,000    A                11.250% due 8/1/04                                                                   189,406
          150,000    A                11.250% due 2/1/05                                                                   198,938
          180,000    A                11.250% due 8/1/05                                                                   243,000
                              Hardeman County, TN Correctional Facilities Corp.:
        1,200,000    NR            6.900% due 8/1/03                                                                     1,257,000
       11,000,000    NR            7.750% due 8/1/17                                                                    12,237,500
        6,000,000    AA       Metropolitan Government, Nashville & Davidson County, TN Electrical
                                   Revenue, Series A, 5.125% due 5/15/15                                                 6,075,000
                              Shelby County, TN Health, Educational & Housing Facilities Board,
                                   Hospital Revenue, Methodist Health System, Remarketed 8/1/97,
                                   MBIA-Insured:
        2,445,000    AAA              5.200% due 8/1/13                                                                  2,527,519
        1,465,000    AAA              5.250% due 8/1/14                                                                  1,510,781
        4,885,000    AAA              5.300% due 8/1/15                                                                  5,043,762
        7,755,000    AAA      Tennessee State GO, Series B, 5.500% due 5/1/23(b)                                         8,171,830
                              Wilson County, TN COP, FSA-Insured:
          720,000    AAA           5.100% due 3/30/11                                                                      748,800
          755,000    AAA           5.150% due 3/30/12                                                                      782,369
          795,000    AAA           5.200% due 3/30/13                                                                      822,825
          835,000    AAA           5.250% due 3/30/14                                                                      862,138
        1,250,000    AAA           5.250% due 3/30/18                                                                    1,271,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        43,066,250
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Texas -- 21.4%
                              Amarillo, TX Health Facilities Corp., Baptist St. Anthony's Hospital Corp.,
                                   FSA-Insured:
$       4,000,000    Aaa*             5.500% due 1/1/16                                                                $ 4,275,000
        2,000,000    Aaa*             5.500% due 1/1/17                                                                  2,130,000
        7,335,000    Aaa*     Arlington, TX ISD GO, PSFG, 4.750% due 2/15/22                                             6,959,081
                              Austin, TX Utility Systems Revenue, FSA-Insured:
        5,160,000    AAA           5.125% due 11/15/16                                                                   5,205,150
        3,500,000    AAA           5.125% due 11/15/17                                                                   3,517,500
                              Austin, TX Water, Sewer & Electric Revenue:
          205,000    A*            Pre-Refunded-- Escrowed with U.S. government securities to 5/15/99
                                      Call @ 100, 14.000% due 11/15/01(c)                                                  210,381
          690,000    A*            Pre-Refunded-- Escrowed with U.S. government securities to various call dates (5/15/99 to 11/15/01) Call @ 100, 14.000%
                                      due 11/15/01(c)                                                                      756,413
       40,350,000    A*            14.000% due 11/15/01                                                                 46,553,813
                              Bedford, TX GO, FSA-Insured:
        1,000,000    Aaa*          5.125% due 2/1/15                                                                     1,012,500
        1,000,000    Aaa*          5.125% due 2/1/16                                                                     1,008,750
        1,000,000    Aaa*          5.250% due 2/1/17                                                                     1,017,500
        1,000,000    Aaa*          5.250% due 2/1/18                                                                     1,013,750
                              Bell County, TX Health Facilities Development Corp. Revenue,
                                   Cook Children's Medical Center, FSA-Insured:
        1,575,000    AAA              5.000% due 12/1/12                                                                 1,612,406
        1,660,000    AAA              5.100% due 12/1/13                                                                 1,697,350
        1,745,000    AAA              5.125% due 12/1/14                                                                 1,775,538
        1,840,000    AAA              5.200% due 12/1/15                                                                 1,872,200
        2,000,000    AAA              5.200% due 12/1/16                                                                 2,025,000
        2,155,000    AAA              5.250% due 12/1/18                                                                 2,181,938
        2,570,000    AAA      Bexar County, TX Health Facilities Development Corp. Revenue,
                                   Baptist Health System, Series A, MBIA-Insured, 5.250% due 11/15/27                    2,586,063
                              Brazos County, TX Health Facilities Development, Franciscan
                                   Services Corp. Obligated Group, MBIA-Insured:
        3,000,000    AAA              Series A, 5.375% due 1/1/28                                                        3,048,750
        4,250,000    AAA              Series B, 5.375% due 1/1/28                                                        4,319,063
        1,000,000    Baa1*    Brazos River Authority, PCR, Utilities Electric Co., Series C,
                                   5.550% due 6/1/30(d)                                                                    975,000
       28,150,000    AAA      Brazos River Authority Revenue, (Houston Industries Inc. Project),
                                   Series C, AMBAC-Insured, 5.125% due 5/1/19                                           28,220,375
                              Brownsville, TX Refunding & Public Improvement, GO, FGIC-Insured:
          250,000    AAA           5.100% due 2/15/12                                                                      257,813
          540,000    AAA           5.150% due 2/15/13                                                                      554,850
          690,000    AAA           5.200% due 2/15/15                                                                      702,075
        2,100,000    BBB      Brownsville, TX Naval District, (Union Carbide Corp. Project),
                                   5.100% due 1/1/12                                                                     2,089,500
        6,750,000    AAA      Brownsville, TX Utilities System Revenue, Priority Refunding,
                                   AMBAC-Insured, 5.250% due 9/1/20                                                      6,817,500
                              Burleson, TX ISD, PSFG:
       11,740,000    NR            Pre-Refunded-- Escrowed with U.S. government securities to 8/1/06
                                      Call @ 100, 6.750% due 8/1/24(c)                                                  13,750,475
        4,795,000    Aaa*          6.750% due 8/1/24                                                                     5,526,238

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     25

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Texas -- 21.4% (continued)
                              Carrollton, TX ISD GO, PSFG:
$       4,370,000    AAA           4.625% due 2/15/17                                                                   $4,151,500
        1,570,000    AAA           5.000% due 2/15/19                                                                    1,556,263
        2,000,000    Aaa*     Coastal Bend, TX Health Facilities Development Corp., Incarnate Word
                                   Health Services, Series A, MBIA-Insured, 5.000% due 11/15/18                          1,965,000
                              Conroe, TX ISD, PSFG:
        3,000,000    AAA           Lot A, 5.600% due 2/15/21                                                             3,195,000
                                   Lot B:
        1,000,000    AAA              5.450% due 2/15/15                                                                 1,038,750
        1,075,000    AAA              5.450% due 2/15/16                                                                 1,113,969
                              Copperas Cove, TX ISD, GO, PSFG Refunding:
        1,960,000    AAA           5.600% due 2/1/13                                                                     2,089,850
        2,035,000    AAA           5.600% due 2/1/14                                                                     2,169,819
        4,055,000    AAA      Cypress-Fairbanks, TX ISD, GO, PSFG, 5.000% due 2/15/16                                    4,055,000
                              Del Valle, TX ISD, GO, PSFG:
        2,875,000    AAA           5.100% due 2/1/13                                                                     2,936,094
        3,025,000    AAA           5.125% due 2/1/14                                                                     3,077,938
        3,185,000    AAA           5.150% due 2/1/15                                                                     3,224,813
        8,575,000    AAA           5.000% due 2/1/18                                                                     8,510,687
        5,850,000    AAA      Edinburg, TX ISD, Public Facilities Corp. Lease Revenue, AMBAC-Insured,
                                   5.000% due 8/15/19                                                                    5,769,562
                              El Paso County, TX Community College District
                                   Revenue, Combination Fee, AMBAC-Insured,
                                   Series B:
        1,720,000    AAA              5.125% due 4/1/12                                                                  1,769,450
        1,000,000    AAA              5.125% due 4/1/15                                                                  1,011,250
        1,545,000    AAA              5.125% due 4/1/19                                                                  1,546,931
                              El Paso County, TX GO, FGIC-Insured:
        1,485,000    AAA           5.000% due 2/15/14                                                                    1,499,850
        2,355,000    AAA           5.000% due 2/15/18                                                                    2,337,337
        3,000,000    AAA      Elgin, TX ISD, GO, PSFG, 5.200% due 10/1/18                                                3,030,000
        1,215,000    AAA      Fort Bend County, TX Levee Improvement District No. 011,
                                   MBIA-Insured, 5.875% due 3/1/13                                                       1,313,719
                              Fort Worth, TX Higher Education Finance Corp.,
                                   Higher Education Revenue, (Texas Christian
                                   University Project):
        2,690,000    AA-              4.875% due 3/15/12                                                                 2,713,538
        2,825,000    AA-              4.875% due 3/15/13                                                                 2,828,530
        3,000,000    AA-              5.000% due 3/15/17                                                                 2,988,750
        2,000,000    AA-              5.000% due 3/15/20                                                                 1,972,500
        2,800,000    AA       Fort Worth, TX Water & Sewer Revenue, Refunding & Improvement,
                                   5.000% due 2/15/18                                                                    2,754,500
        1,200,000    BBB      Gulf Coast Waste Disposal Authority, PCR, (Union Carbide Corp.
                                   Project), 5.100% due 1/1/12                                                           1,194,000
                              Gulf Coast Water Authority, Water Systems Contract
                                   Revenue, South Project, Series A,
                                   FSA-Insured:
        1,055,000    AAA              5.000% due 8/15/16                                                                 1,055,000
        2,085,000    AAA              5.000% due 8/15/17                                                                 2,071,969
        2,135,000    AAA              5.000% due 8/15/18                                                                 2,110,981
        1,600,000    AAA              5.000% due 8/15/22                                                                 1,568,000
        1,000,000    A1*      Harris County, TX Industrial Development Corp., IDR, Cargill Inc.,
                                   7.000% due 10/1/15                                                                    1,097,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Texas -- 21.4% (continued)
                              Harris County, TX Toll Road:
$      23,820,000    AAA           Sr. Lien Revenue, FGIC-Insured, 5.375% due 8/15/20                                  $24,266,625
                                   Sub. Lien Revenue:
       14,200,000    AAA              MBIA-Insured, 5.125% due 8/15/17                                                  14,288,750
        5,800,000    AA               5.100% due 8/15/15                                                                 5,908,750
       12,155,000    AA               5.125% due 8/15/17                                                                12,306,937
       28,670,000    AA               5.000% due 8/15/21                                                                28,490,812
        8,520,000    AAA      Houston, TX Airport System Revenue, Sub. Lien, FGIC-Insured,
                                   5.125% due 7/1/22                                                                     8,498,700
                              Houston, TX Community College System Revenue, Student Fee:
                                   AMBAC-Insured:
        1,315,000    AAA              5.000% due 4/15/15                                                                 1,319,931
        1,380,000    AAA              5.000% due 4/15/16                                                                 1,380,000
        1,450,000    AAA              5.000% due 4/15/17                                                                 1,440,938
        1,520,000    AAA              5.000% due 4/15/18                                                                 1,502,900
                                   MBIA-Insured:
        1,705,000    AAA              5.600% due 4/15/14                                                                 1,809,431
        3,295,000    AAA              5.650% due 4/15/15                                                                 3,509,175
                              Houston, TX GO, Series A:
        7,445,000    AA-           5.000% due 3/1/13                                                                     7,640,431
        3,000,000    AA-           5.000% due 3/1/16                                                                     3,033,750
        5,485,000    AA-           5.000% due 3/1/17                                                                     5,519,281
       79,000,000    AAA      Houston, TX ISD, GO, Series A, PSFG, 4.750% due 2/15/22                                   75,247,500
                              Houston, TX Water & Sewer System Revenue, Jr. Lien, FGIC-Insured:
                                   Series A:
       25,195,000    AAA              5.250% due 12/1/22                                                                25,509,937
       29,000,000    AAA              5.250% due 12/1/25                                                                29,290,000
        6,095,000    AAA           Series B, 5.250% due 12/1/21                                                          6,201,663
       13,895,000    AAA           Series C, 5.250% due 12/1/22                                                         14,086,056
                              Kilgore, TX ISD, GO, PSFG:
          525,000    Aaa*          5.400% due 2/15/14                                                                      545,344
          400,000    Aaa*          5.375% due 2/15/15                                                                      412,500
        1,275,000    AAA      Killeen, TX ISD, GO, PSFG, 5.000% due 2/15/16                                              1,278,188
                              La Porte, TX ISD, GO, PSFG:
          500,000    AAA           5.500% due 2/15/14                                                                      527,500
          500,000    AAA           5.500% due 2/15/15                                                                      530,625
          500,000    AAA           5.500% due 2/15/16                                                                      522,500
          880,000    AAA           5.250% due 2/15/19                                                                      891,000
        1,600,000    AAA      Lockhart, TX ISD GO, PSFG, 5.000% due 8/1/22                                               1,572,000
                              Lubbock, TX Health Facilities Development Corp. Revenue,
                                   St. Joseph Health Systems:
        2,800,000    AA               5.250% due 7/1/13                                                                  2,887,500
        1,135,000    AA               5.250% due 7/1/14                                                                  1,164,794
        3,400,000    AA               5.250% due 7/1/15                                                                  3,455,250
       12,495,000    AA               5.250% due 7/1/16                                                                 12,635,568
        8,095,000    AA               5.250% due 7/1/17                                                                  8,155,713
        6,085,000    AA               5.250% due 7/1/18                                                                  6,092,605
        6,545,000    AA               5.250% due 7/1/19                                                                  6,569,543
       10,505,000    AA               5.000% due 7/1/23                                                                 10,176,718
                              Manor, TX ISD, GO, PSFG:
        1,185,000    AAA           5.100% due 8/1/14                                                                     1,204,256

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     27

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Texas -- 21.4% (continued)
$       1,235,000    AAA           5.100% due 8/1/15                                                                   $ 1,247,350
        1,000,000    AAA           5.000% due 8/1/17                                                                       993,750
                              Midland, TX GO, ISD, PSFG:
        1,435,000    Aaa*          5.000% due 2/15/17                                                                    1,426,031
          770,000    Aaa*          4.750% due 2/15/18                                                                      741,125
        3,305,000    Aaa*          4.750% due 2/15/20                                                                    3,168,669
        5,500,000    AAA      Midland County, TX Hospital District Revenue, AMBAC-Insured,
                                   5.375% due 6/1/16                                                                     5,637,500
        1,750,000    AAA      Montgomery County, TX COP, Series A, MBIA-Insured,
                                   5.000% due 3/1/18                                                                     1,736,875
        3,465,000    AAA      Montgomery County, TX GO, Utility District No. 47, Waterworks & Sewer,
                                   AMBAC-Insured, 4.750% due 10/1/21                                                     3,287,419
        9,820,000    AAA      North Central, TX Health Facility Development Corporation Revenue,
                                   (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15                     10,200,525
                              North East, TX ISD, PSFG:
        8,725,000    AAA           4.750% due 10/1/22                                                                    8,277,843
        7,050,000    AAA           4.500% due 10/1/28                                                                    6,406,687
                              North Forest, TX ISD, GO, PSFG:
        1,935,000    AAA           5.125% due 8/15/14                                                                    1,973,700
        1,035,000    AAA           5.000% due 8/15/15                                                                    1,038,881
        1,385,000    AAA           5.000% due 8/15/16                                                                    1,385,000
        1,000,000    AAA           5.000% due 8/15/18                                                                      992,500
        3,630,000    AAA      Nueces River Authority, TX Water Supply Facilities, (Corpus Christi
                                   Lake Project), FSA-Insured, 5.500% due 3/1/27                                         3,806,963
                              Plano, TX Refunding & Improvement GO:
        1,680,000    AA+           5.100% due 9/1/14                                                                     1,719,900
        1,595,000    AA+           5.150% due 9/1/16                                                                     1,622,913
        1,025,000    AAA      Port Arthur, TX GO, MBIA-Insured, 5.500% due 2/15/16                                       1,068,563
        3,000,000    AAA      Port of Port Arthur, TX Naval District, AMBAC-Insured, 4.875% due 3/1/17                   2,940,000
                              Richardson, TX Refunding & Improvement GO:
          680,000    AA            5.000% due 2/15/16                                                                      685,950
        1,465,000    AA            5.000% due 2/15/18                                                                    1,465,000
                              Santa Fe, TX ISD, GO, PSFG:
        1,190,000    Aaa*          5.250% due 2/15/17                                                                    1,206,363
        2,270,000    Aaa*          5.125% due 2/15/19                                                                    2,278,513
                              Socorro, TX ISD, GO, PSFG:
        3,595,000    AAA           5.300% due 8/15/18                                                                    3,657,913
        7,460,000    Aaa*          5.125% due 2/15/27                                                                    7,441,350
        4,000,000    A+       Southwest Higher Education Authority, Southern Methodist University,
                                   5.000% due 10/1/18                                                                    3,925,000
        1,610,000    AAA      Springtown, TX ISD, GO, PSFG, 5.000% due 2/15/14                                           1,626,100
                              Stephenville, TX ISD, GO, PSFG:
        1,125,000    AAA           5.000% due 2/15/14                                                                    1,134,844
        1,570,000    AAA           5.000% due 2/15/15                                                                    1,575,888
        1,735,000    AAA           5.000% due 2/15/17                                                                    1,724,156
        1,000,000    AAA      Texas State Department of Housing & Community Affairs,
                                   Multi-Family Revenue, (Volente Project,) FNMA Collateralized,
                                   5.550% due 1/1/18(d)                                                                  1,021,250
        4,000,000    AA       Texas State GO, Series B, 5.125% due 10/1/15                                               4,120,000
                              Texas State Public Finance Authority:
        5,000,000    AA            GO, 5.000% due 10/1/15                                                                5,075,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Texas -- 21.4% (continued)
                                   Building Revenue, AMBAC-Insured:
$       2,650,000    AAA              5.000% due 8/1/13                                                                $ 2,686,437
        2,800,000    AAA              5.000% due 8/1/14                                                                  2,824,500
        2,960,000    AAA              5.000% due 8/1/15                                                                  2,971,100
                                   General Services Common Projects, Series A, AMBAC-Insured:
        5,450,000    AAA              5.000% due 2/1/17                                                                  5,415,937
        5,730,000    AAA              5.000% due 2/1/18                                                                  5,665,537
       33,300,000    AAA      Texas State Turnpike Authority Dallas North Tollway Revenue,
                                   George Bush Turnpike, FGIC-Insured, 5.250% due 1/1/23(b)                             33,633,000
                              Texas Water Development Board Revenue, State Revolving Fund,
                                   Sr. Lien, Series B:
        3,000,000    AAA              5.000% due 7/15/14                                                                 3,033,750
        2,500,000    AAA              5.000% due 7/15/15                                                                 2,509,375
        7,000,000    AAA              5.000% due 7/15/16                                                                 6,991,250
       67,640,000    AAA              5.000% due 7/15/19(h)                                                             66,625,400
                              Texas State Water Development GO, Series D:
       10,000,000    AAA           5.000% due 8/1/16                                                                    10,087,500
        6,000,000    AAA           5.000% due 8/1/19                                                                     6,007,500
        4,120,000    AA+      Travis County, TX Health Facilities Development Corp., Hospital Revenue,
                                   Charity Obligation Group, Series A, 5.125% due 11/1/18                                4,094,250
                              Tyler, TX Health Facilities Development Corp., (East Texas Medical
                                   Center Project):
        1,350,000    AAA              Series A, MBIA-Insured, 5.500% due 11/1/17                                         1,419,188
        2,000,000    AAA              Series B, FSA-Insured, 5.500% due 11/1/17                                          2,102,500
        3,250,000    AAA              Series C, FSA-Insured, 5.500% due 11/1/17                                          3,416,563
        8,000,000    AAA              Series D, Remarketed 2/16/99, FSA-Insured, 5.375% due 11/1/27                      7,950,000
                              Upper Trinity Regional Water District, TX Water
                                   Revenue, Treated Water Supply Systems,
                                   MBIA-Insured:
        1,735,000    AAA              5.000% due 8/1/13                                                                  1,756,687
        6,180,000    AAA              5.000% due 8/1/18                                                                  6,110,474
                              Victoria, TX ISD, GO, PSFG:
        1,245,000    AAA           5.000% due 2/15/15                                                                    1,249,669
        1,370,000    AAA           5.000% due 2/15/16                                                                    1,370,000
        2,500,000    AAA      Victoria, TX Utility System Revenue, Series A, MBIA-Insured,
                                   5.000% due 12/1/21                                                                    2,453,125
                              Weatherford, TX IS, GO, PSFG:
        3,295,000    Aaa*          5.000% due 2/15/13                                                                    3,344,425
        3,000,000    Aaa*          5.000% due 2/15/15                                                                    3,011,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       846,602,131
------------------------------------------------------------------------------------------------------------------------------------
Utah -- 2.2%
       88,295,000    A+       Intermountain Power Agency, UT Power Supply Revenue, Series D,
                                   5.000% due 7/1/21(b)                                                                 86,308,363
------------------------------------------------------------------------------------------------------------------------------------
Virgin Islands -- 0.4%
                              Virgin Islands Public Finance Authority Revenue, Sr. Lien, Series A:
        5,580,000    BBB-          5.300% due 10/1/11                                                                    5,670,675
        5,380,000    BBB-          5.400% due 10/1/12                                                                    5,501,050
        4,245,000    BBB-          5.500% due 10/1/13                                                                    4,351,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,522,850
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     29

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Virginia -- 1.8%
                              Arlington County, VA IDA Multi-Family Housing Revenue,
                                   Sr. Lien, Arlington Housing:
$         705,000    A                6.300% due 7/1/16                                                                  $ 760,519
          750,000    A                6.350% due 7/1/20                                                                    807,188
        1,000,000    A                6.375% due 7/1/25                                                                  1,077,500
                              Blue Ridge Regional Jail Authority, VA Regional Jail Facility Revenue,
                                   MBIA-Insured:
        1,600,000    AAA              5.000% due 12/1/11                                                                 1,662,000
          750,000    AAA              5.000% due 12/1/12                                                                   772,500
        1,200,000    AAA              5.000% due 12/1/13                                                                 1,219,500
        1,750,000    AAA              5.200% due 12/1/17                                                                 1,780,625
        1,000,000    AAA              5.200% due 12/1/21                                                                 1,013,750
        1,500,000    AAA      Chesapeake Bay, VA Bridge & Tunnel Commission District Revenue,
                                   General Resolution, MBIA-Insured, 5.250% due 7/1/19                                   1,528,125
                              Harrisonburg, VA Redevelopment & Housing Authority, Multi-Family
                                   Housing Revenue, (Battery Heights Project), Series A,
                                   GNMA-Collateralized:
        1,425,000    AAA              6.100% due 4/20/16                                                                 1,537,219
        2,715,000    AAA              6.150% due 4/20/26                                                                 2,925,413
          500,000    AAA      Lynchburg, VA Redevelopment & Housing Authority Revenue,
                                   Waldon Pond III, Series A, GNMA-Collateralized, 6.200% due 7/20/27                      539,375
        2,160,000    AA       Norfolk, VA Redevelopment & Housing Authority, Educational Facilities
                                   Revenue, Tidewater Community College Campus, 5.875% due 11/1/15                       2,303,100
                              Northern Virginia Transportation District Commission, Commuter Rail
                                   Revenue, (Virginia Railway Express Project):
        1,605,000    AAA              FSA-Insured, 5.375% due 7/1/14                                                     1,689,262
                                      MBIA-Insured:
        1,245,000    AAA                 5.150% due 7/1/12                                                               1,296,356
        1,000,000    AAA                 5.200% due 7/1/13                                                               1,036,250
       14,035,000    AAA      Riverside, VA Regional Jail Authority Facility Revenue, MBIA-Insured,
                                   5.875% due 7/1/14                                                                    15,298,150
        2,130,000    AAA      Roanoke, VA Redevelopment & Housing Authority Revenue, Westwind II,
                                   Series A, GNMA-Collateralized, 6.200% due 7/20/26                                     2,239,163
        2,820,000    AA       Virginia Beach, VA Development Authority Health Care Facilities
                                   Revenue, Sentara Health Systems, 5.250% due 11/1/15                                   2,869,350
                              Virginia State Housing Development Authority, Commonwealth
                                   Mortgage Revenue:
        6,665,000    AA+              Series C, Subseries C-1, Remarketed 6/10/98, 5.100% due 7/1/14                     6,698,325
        1,225,000    AAA              Series D, Subseries D-2, Remarketed 1/4/96, MBIA-Insured,
                                         5.650% due 1/1/13                                                               1,283,188
                                      Series D, Subseries D-4, Remarketed 7/16/96:
        1,330,000    AA+                 6.100% due 1/1/11                                                               1,406,475
        1,365,000    AA+                 6.100% due 7/1/11                                                               1,440,075
        1,400,000    AA+                 6.125% due 1/1/12                                                               1,480,500
        1,440,000    AA+                 6.125% due 7/1/12                                                               1,522,800
        1,485,000    AA+                 6.150% due 1/1/13                                                               1,568,531
        1,525,000    AA+                 6.150% due 7/1/13                                                               1,610,780
        1,565,000    AA+                 6.200% due 1/1/14                                                               1,653,031
        1,615,000    AA+                 6.200% due 7/1/14                                                               1,705,844
        4,380,000    Aa1*             Series E, Subseries E-2, 5.250% due 7/1/17                                         4,429,275

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
30                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Virginia -- 1.8% (continued)
$       5,895,000    AA+      Virginia State Public School Authority, School Financing, Series I,
                                   5.125% due 8/1/16                                                                   $ 6,042,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        73,196,544
------------------------------------------------------------------------------------------------------------------------------------
Washington -- 2.6%
                              Aberdeen, WA Special Revenue, (Stafford Creek Correctional
                                   Center Project), AMBAC-Insured:
        1,165,000    AAA              4.750% due 11/1/14                                                                 1,150,438
        1,220,000    AAA              4.750% due 11/1/15                                                                 1,192,550
                              King County, WA GO:
        2,740,000    AAA           Public Hospital District No. 2, MBIA-Insured, 5.250% due 12/1/18                      2,798,225
        2,000,000    AA-           School District No. 403, Renton, 5.250% due 6/1/15                                    2,070,000
        5,000,000    Aa1*          School District No. 414, Lake Washington, Series B,
                                   4.900% due 12/1/15                                                                    5,043,750
                              Port Seattle, WA Revenue, Series A, FGIC-Insured:
        4,000,000    AAA           5.375% due 6/1/13                                                                     4,205,000
        3,985,000    AAA           5.125% due 6/1/14                                                                     4,064,700
                              Snohomish County, WA School District No. 15, Edmonds, FGIC-Insured:
        5,000,000    AAA           5.250% due 12/1/15                                                                    5,118,750
        7,500,000    AAA           5.300% due 12/1/16                                                                    7,668,750
        2,530,000    Aaa*     Thurston County, WA GO, MBIA-Insured, 5.000% due 8/1/15                                    2,539,487
        3,385,000    Aaa*     Washington State Health Care Facilities Authority Revenue,
                                   Children's Hospital & Regional Medical Center, FSA-Insured,
                                   5.250% due 10/1/14                                                                    3,499,244
        4,000,000    Aaa*     Washington State Housing Finance Commission, Single Family Program,
                                   Series 3N, FNMA-GNMA-FHLMC-Collateralized, 5.250% due 12/1/17                         4,045,000
                              Washington State Public Power Supply System:
        6,420,000    AAA           (Nuclear Project No. 2), Series A, FSA-Insured, 5.125% due 7/1/11                     6,700,875
                                   (Nuclear Project No. 3), Series B:
       24,000,000    Aa1*             5.500% due 7/1/17(h)                                                              24,046,080
       29,220,000    Aa1*             5.500% due 7/1/18(b)                                                              29,278,440
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       103,421,289
------------------------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.8%
                              Marion County, WV County Commission, Solid Waste Disposal
                                   Facilities Revenue, Adirondack Recycling:
       19,330,927    NR               Series A, 8.000% due 12/1/25(b)                                                   17,397,834
        2,745,492    NR               Series B, 10.000% due 12/1/25                                                      2,470,944
                              Ohio County, WV Board of Education, GO:
        2,000,000    A+            5.000% due 6/1/13                                                                     2,045,000
          500,000    A+            5.125% due 6/1/18                                                                       507,500
        6,540,000    BBB      South Charleston, WV PCR, (Union Carbide Corp. Project),
                                   5.100% due 1/1/12                                                                     6,507,300
                              West Virginia University Revenue, (West Virginia
                                   University Project), Student Union, Series B,
                                   AMBAC-Insured:
        1,755,000    AAA              5.000% due 5/1/17                                                                  1,744,031
        1,915,000    AAA              5.000% due 5/1/18                                                                  1,893,456
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        32,566,065
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     31

--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           February 28, 1999
--------------------------------------------------------------------------------

       FACE
      AMOUNT         RATING(a)                                    SECURITY                                               VALUE
====================================================================================================================================
Wisconsin -- 1.1%
$       1,225,000    AAA      Merrill, WI Area Common Public School District, FSA-Insured,
                                   5.000% due 4/1/18                                                                   $ 1,218,875
        2,210,000    Aaa*     Waupun, WI School District, FGIC-Insured, 4.950% due 4/1/16                                2,201,712
        1,325,000    Aaa*     Winneconne, WI Community School District GO, FGIC-Insured,
                                   6.750% due 4/1/16                                                                     1,543,625
        2,000,000    AA       Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                                   6.450% due 3/1/17                                                                     2,122,500
                              Wisconsin State Health & Educational Facilities Authority:
       33,000,000    AAA           Aurora Health Care Inc., MBIA-Insured, 5.250% due 8/15/17                            33,536,250
        4,000,000    AAA           Marquette University, MBIA-Insured, 5.500% due 6/1/18                                 4,150,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        44,772,962
------------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.1%
        2,820,000    AAA      Wyoming Building Corp. Revenue, AMBAC-Insured, 5.000% due 10/1/13                          2,869,350
------------------------------------------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENTS -- 100%
                              (Cost-- $3,808,606,805**)                                                             $3,964,626,474
====================================================================================================================================

(a) All ratings are by Standard & Poor's Rating Service, except those identified by an asterisk (*), or a double dagger (++), which are rated by Moody's Investors Service, Inc. and Fitch Investor Services, Inc., respectively.

(b)   Security segregated by Custodian for open purchase commitments.

(c) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.

(f) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(g)   Security in default.

(h)   Security partially segregated by Custodian for open purchase commitments.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 33 and 34 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
32                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Service ("Standard & Poor's") -- Rating from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.

AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB         -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B          -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A          -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B          -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch Investors Services, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA         -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR         -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     33

--------------------------------------------------------------------------------
 Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1       -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1        -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1     -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1        -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG      --   Association of Bay Area Governments
AIG       --   American International Guaranty
AMBAC     --   AMBAC Indemnity Corporation
BAN       --   Bond Anticipation Notes
BIG       --   Bond Investors Guaranty
CGIC      --   Capital Guaranty Insurance Company
CHFCLI    --   California Health Facility Construction Loan
               Insurance
COP       --   Certificate of Participation
EDA       --   Economic Development Authority
ETM       --   Escrowed To Maturity
FAIRS     --   Floating Adjustable Interest Rate Securities
FGIC      --   Financial Guaranty Insurance Company
FHA       --   Federal Housing Administration
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
FRTC      --   Floating Rate Trust Certificates
FSA       --   Federal Savings Association
GIC       --   Guaranteed Investment Contract
GNMA      --   Government National Mortgage
               Association
GO        --   General Obligation
HDC       --   Housing Development Corporation
HFA       --   Housing Finance Authority
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Board
IDR       --   Industrial Development Revenue
INFLOS    --   Inverse Floaters
ISD       --   Independent School District
LOC       --   Letter of Credit
MBIA      --   Municipal Bond Investors Assurance
               Corporation
MVRICS    --   Municipal Variable Rate Inverse Coupon
               Security
PCR       --   Pollution Control Revenue
PSFG      --   Permanent School Fund Guaranty
RAN       --   Revenue Anticipation Notes
RIBS      --   Residual Interest Bonds
RITES     --   Residual Interest Tax-Exempt Security
SYCC      --   Structured Yield Curve Certificate
TAN       --   Tax Anticipation Notes
TECP      --   Tax Exempt Commercial Paper
TOB       --   Tender Option Bonds
TRAN      --   Tax and Revenue Anticipation Notes
VAN       --   Veterans Administration
VRDD      --   Variable Rate Daily Demand
VRWE      --   Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
34                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities                           February 28, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $3,808,606,805)                      $ 3,964,626,474
     Interest receivable                                                      43,293,713
     Receivable for Fund shares sold                                           8,402,897
     Receivable for securities sold                                            4,839,344
----------------------------------------------------------------------------------------
     Total Assets                                                          4,021,162,428
----------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                         82,609,166
     Payable for Fund shares purchased                                        52,941,102
     Dividends payable                                                         5,758,536
     Distribution fees payable                                                 1,183,856
     Investment advisory fees payable                                            952,539
     Administration fees payable                                                 510,708
     Payable to bank                                                              61,572
     Accrued expenses                                                             65,045
----------------------------------------------------------------------------------------
     Total Liabilities                                                       144,082,524
----------------------------------------------------------------------------------------
Total Net Assets                                                         $ 3,877,079,904
========================================================================================
NET ASSETS:
     Par value of capital shares                                         $     2,434,439
     Capital paid in excess of par value                                   3,754,573,906
     Overdistributed net investment income                                    (5,790,395)
     Accumulated net realized loss from security
       transactions and futures contracts                                    (30,157,715)
     Net unrealized appreciation of investments                              156,019,669
----------------------------------------------------------------------------------------
Total Net Assets                                                         $ 3,877,079,904
========================================================================================
Shares Outstanding:
     Class A                                                                 155,435,814
----------------------------------------------------------------------------------------
     Class B                                                                  75,744,373
----------------------------------------------------------------------------------------
     Class L                                                                  11,534,768
----------------------------------------------------------------------------------------
     Class Y                                                                     728,830
----------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $         15.93
----------------------------------------------------------------------------------------
     Class B *                                                           $         15.92
----------------------------------------------------------------------------------------
     Class L **                                                          $         15.92
----------------------------------------------------------------------------------------
     Class Y (and redemption price)                                      $         15.95
----------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)   $         16.59
----------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $         16.08
========================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     35

--------------------------------------------------------------------------------
 Statement of Operations                    For the Year Ended February 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                    $ 200,343,738
------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 3)                                     12,346,709
     Investment advisory fees (Note 3)                              11,563,790
     Administration fees (Note 3)                                    6,448,802
     Shareholder and system servicing fees                           1,008,887
     Registration fees                                                 319,122
     Shareholder communications                                        175,415
     Custody                                                           159,016
     Audit and legal                                                    90,749
     Pricing service fees                                               64,821
     Directors' fees                                                    57,840
     Other                                                              50,858
------------------------------------------------------------------------------
     Total Expenses                                                 32,286,009
------------------------------------------------------------------------------
Net Investment Income                                              168,057,729
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain (Loss) From:
       Security transactions (excluding short-term securities)       7,358,607
       Futures contracts                                           (36,186,282)
------------------------------------------------------------------------------
     Net Realized Loss                                             (28,827,675)
------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of year                                           152,317,639
       End of year                                                 156,019,669
------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                         3,702,030
------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                      (25,125,645)
------------------------------------------------------------------------------
Increase in Net Assets From Operations                           $ 142,932,084
==============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
36                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets            For the Years Ended February 28,
--------------------------------------------------------------------------------

                                                                       1999               1998
===================================================================================================
OPERATIONS:
     Net investment income                                       $   168,057,729    $   157,886,553
     Net realized gain (loss)                                        (28,827,675)        94,713,402
     Increase in net unrealized appreciation                           3,702,030        127,793,799
---------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                          142,932,084        380,393,754
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                          (168,001,873)      (158,287,063)
     Excess of net investment income                                 (11,815,898)                --
     Net realized gains                                              (27,146,490)      (100,590,928)
---------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders      (206,964,261)      (258,877,991)
---------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                817,389,236        791,732,693
     Net asset value of shares issued for
        reinvestment of dividends                                    126,767,790        166,707,545
     Cost of shares reacquired                                      (633,747,421)      (432,770,227)
---------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions             310,409,605        525,670,011
---------------------------------------------------------------------------------------------------
Increase in Net Assets                                               246,377,428        647,185,774

NET ASSETS:
     Beginning of year                                             3,630,702,476      2,983,516,702
---------------------------------------------------------------------------------------------------
     End of year*                                                $ 3,877,079,904    $ 3,630,702,476
===================================================================================================
* Includes overdistributed net investment income of:             $    (5,790,395)   $    (5,846,251)
===================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     37

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $11,815,898 was reclassified to paid in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC") formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc., became the Fund's


--------------------------------------------------------------------------------
38                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

On June 12, 1998, the Fund's Class C shares were renamed Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

There is also a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 1999, SSB received sales charges of approximately $4,442,000 and $375,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                              Class A             Class B          Class L
================================================================================
CDSCs                         $72,000           $1,404,000         $32,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the year ended February 28, 1999, total Distribution Plan fees incurred were:

                              Class A             Class B          Class L
================================================================================
Distribution Plan Fees      $3,651,852           $7,588,761      $1,106,096
================================================================================

All officers and one Director of the Fund are employees of SSB.

4.  Investments

During the year ended February 28, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                             $2,204,095,961
--------------------------------------------------------------------------------
Sales                                  1,679,391,413
================================================================================

At February 28, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                       $202,782,398
Gross unrealized depreciation                       (46,762,729)
--------------------------------------------------------------------------------
Net unrealized appreciation                         $156,019,669
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 1999, the Fund had no open futures contracts.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     39

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6.  Capital Shares

At February 28, 1999, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At February 28, 1999, total paid-in capital amounted to the following for each class:

                                    Class A            Class B            Class L           Class Y
======================================================================================================
Total Paid-in Capital            $2,350,407,959    $1,211,488,630      $183,147,586       $11,964,170
======================================================================================================

Transactions in shares of each class were as follows:

                                            Year Ended                            Year Ended
                                         February 28, 1999                     February 28, 1998
                                  ------------------------------        ------------------------------
                                     Shares            Amount              Shares            Amount
======================================================================================================
Class A
Shares sold                        25,514,936      $ 411,308,146         29,486,209      $ 470,065,083
Shares issued on reinvestment       5,134,373         82,575,616          6,901,333        109,832,919
Shares reacquired                 (21,377,362)      (344,451,566)       (18,373,814)      (293,622,517)
------------------------------------------------------------------------------------------------------
Net Increase                        9,271,947      $ 149,432,196         18,013,728      $ 286,275,485
======================================================================================================
Class B
Shares sold                        12,635,335      $ 203,684,556         15,027,839      $ 238,903,620
Shares issued on reinvestment       2,324,422         37,364,480          3,169,741         50,431,107
Shares reacquired                  (8,707,120)      (140,244,766)        (6,725,498)      (106,847,239)
------------------------------------------------------------------------------------------------------
Net Increase                        6,252,637      $ 100,804,270         11,472,082      $ 182,487,488
======================================================================================================
Class L+
Shares sold                         5,331,560      $  85,847,261          4,455,449      $  70,921,771
Shares issued on reinvestment         372,372          5,982,936            353,026          5,622,820
Shares reacquired                  (2,003,058)       (32,218,632)        (1,628,656)       (25,943,307)
------------------------------------------------------------------------------------------------------
Net Increase                        3,700,874      $  59,611,565          3,179,819      $  50,601,284
======================================================================================================
Class Y
Shares sold                         7,248,020      $ 116,549,273            732,857      $  11,842,219
Shares issued on reinvestment          52,599            844,758             51,522            820,699
Shares reacquired                  (7,306,335)      (116,832,457)          (392,741)        (6,357,164)
------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                (5,716)     $     561,574            391,638      $   6,305,754
======================================================================================================

+ On June 12, 1998, Class C shares were renamed Class L shares.

7. Capital Loss Carryforward

At February 28, 1999, the Fund had, for Federal income tax purposes, approximately $11,499,000 of unused capital loss carryforwards available to offset future capital gains expiring in 2007. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.


--------------------------------------------------------------------------------
40                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class A Shares                                1999(1)        1998        1997        1996        1995
======================================================================================================
Net Asset Value, Beginning of Year            $16.19        $15.61      $16.20      $15.47      $16.13
------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                        0.74          0.79        0.88        0.91        0.95
   Net realized and unrealized gain (loss)     (0.10)         1.06       (0.18)       0.80       (0.37)
------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.64          1.85        0.70        1.71        0.58
------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.74)        (0.79)      (0.91)      (0.90)      (0.95)
   Excess of net investment income             (0.05)           --          --          --          --
   Net realized gains                          (0.11)        (0.48)      (0.38)      (0.08)      (0.29)
------------------------------------------------------------------------------------------------------
Total Distributions                            (0.90)        (1.27)      (1.29)      (0.98)      (1.24)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $15.93        $16.19      $15.61      $16.20      $15.47
------------------------------------------------------------------------------------------------------
Total Return                                    4.07%        12.30%       4.51%      11.34%       4.11%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $2,476        $2,367      $2,000      $1,892      $1,772
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     0.67%         0.68%       0.68%       0.70%       0.71%
   Net investment income                        4.63          4.98        5.60        5.47        6.25
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           45%          110%        103%         80%        100%
======================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     41

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class B Shares                                        1999(1)        1998        1997        1996        1995
==============================================================================================================
Net Asset Value, Beginning of Year                    $16.19        $15.60      $16.20      $15.47      $16.13
--------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                0.66          0.72        0.79        0.82        0.86
   Net realized and unrealized gain (loss)             (0.11)         1.06       (0.18)       0.81       (0.37)
--------------------------------------------------------------------------------------------------------------
Total Income From Operations                            0.55          1.78        0.61        1.63        0.49
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                               (0.66)        (0.71)      (0.83)      (0.82)      (0.86)
   Excess of net investment income                     (0.05)           --          --          --          --
   Net realized gains                                  (0.11)        (0.48)      (0.38)      (0.08)      (0.29)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.82)        (1.19)      (1.21)      (0.90)      (1.15)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $15.92        $16.19      $15.60      $16.20      $15.47
--------------------------------------------------------------------------------------------------------------
Total Return                                            3.48%        11.81%       3.92%      10.78%       3.54%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                    $1,206        $1,125        $905        $730        $515
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                             1.19%         1.20%       1.19%       1.22%       1.23%
   Net investment income                                4.11          4.46        5.09        4.94        5.73
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   45%          110%        103%         80%        100%
==============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.


--------------------------------------------------------------------------------
42                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class L Shares(1)                              1999(2)        1998(2)         1997         1996        1995(3)
=============================================================================================================
Net Asset Value, Beginning of Year             $16.18         $15.60         $16.20       $15.47       $14.30
-------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                         0.65           0.70           0.79         0.82         0.27
   Net realized and unrealized gain (loss)      (0.10)          1.06          (0.18)        0.81         1.46*
-------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.55           1.76           0.61         1.63         1.73
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.65)         (0.70)         (0.83)       (0.82)       (0.27)
   Excess of net investme nt income             (0.05)            --             --           --           --
   Net realized gains                           (0.11)         (0.48)         (0.38)       (0.08)       (0.29)
-------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.81)         (1.18)         (1.21)       (0.90)       (0.56)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $15.92         $16.18         $15.60       $16.20       $15.47
-------------------------------------------------------------------------------------------------------------
Total Return                                     3.49%         11.69%          3.88%       10.76%       12.36%++
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)               $183,578       $126,766        $72,597      $33,411       $5,395
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.24%          1.25%          1.24%        1.27%        1.29%+
   Net investment income                         4.06           4.38           5.04         4.86         5.67+
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            45%           110%           103%          80%         100%
=============================================================================================================

(1) On June 12, 1998, Class C shares were renamed Class L shares.

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) For the period from November 9, 1994 (inception date) to February 28, 1995.

 * The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     43

--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class Y Shares                                 1999(1)        1998(1)        1997(1)        1996(2)
==================================================================================================
Net Asset Value, Beginning of Year             $16.19         $15.60         $16.20         $15.63
--------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                         0.73           0.82           0.90           0.85
   Net realized and unrealized gain (loss)      (0.04)          1.07          (0.18)          0.65
--------------------------------------------------------------------------------------------------
Total Income From Operations                     0.69           1.89           0.72           1.50
--------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.76)         (0.82)         (0.94)         (0.85)
   Excess of net investment income              (0.06)            --             --             --
   Net realized gains                           (0.11)         (0.48)         (0.38)         (0.08)
--------------------------------------------------------------------------------------------------
Total Distributions                             (0.93)         (1.30)         (1.32)         (0.93)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $15.95         $16.19         $15.60         $16.20
--------------------------------------------------------------------------------------------------
Total Return                                     4.39%         12.56%          4.59%          9.84%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $11,626        $11,893         $5,350        $12,314
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.50%          0.52%          0.52%          0.57%+
   Net investment income                         4.84           5.06           5.76           5.62+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            45%           110%           103%            80%
==================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from April 4, 1995 (inception date) to February 29, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
44                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of the Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. as of February 28, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended February 28, 1995 were audited by other auditors whose report thereon, dated April 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Managed Municipals Fund Inc. as of February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.


                                                                    /s/ KMPG LLP

New York, New York

April 12, 1999


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     45

--------------------------------------------------------------------------------
 Tax Information (unaudited)
--------------------------------------------------------------------------------

      For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 1999:

      o 99.89% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.

      o     Total long-term capital gain distributions paid of $5,050,841.


--------------------------------------------------------------------------------
46                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

      1.    To elect Directors of the Fund; and

      2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                                 Shares Voted          Percentage         Shares Voted          Percentage
Name of Director                      For             Shares Voted           Against           Shares Voted
============================================================================================================
Herbert Barg                    112,625,453.104           97.896%         2,420,243.831           2.104%
Alfred J. Bianchetti            112,606,797.606           97.880          2,438,899.329           2.120
Martin Brody                    112,597,756.011           97.872          2,447,940.924           2.128
Dwight B. Crane                 112,716,679.723           97.976          2,329,017.212           2.024
Burt N. Dorsett                 112,785,869.713           98.036          2,259,827.222           1.964
Elliot S. Jaffe                 112,726,617.292           97.984          2,319,079.643           2.016
Stephen E. Kaufman              112,778,476.817           98.029          2,267,220.118           1.971
Joseph J. McCann                112,783,037.639           98.033          2,262,659.296           1.967
Heath B. McLendon               112,738,734.539           97.995          2,306,962.396           2.005
Cornelius C. Rose, Jr.          112,764,928.596           98.018          2,280,768.339           1.982
============================================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental investment policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by the shareholders.

Please note that "M" indicates a modification of the policy and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

==============================================================================
"M"  Diversification                                                 Approved
------------------------------------------------------------------------------
"M"  Borrowing                                                       Approved
------------------------------------------------------------------------------
"M"  Lending by the Fund                                             Approved
------------------------------------------------------------------------------
"R"  Margin and Short-Sales                                          Approved
------------------------------------------------------------------------------
"M"  Real Estate                                                     Approved
------------------------------------------------------------------------------
"M"  Issuance of Senior Securities                                   Approved
==============================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.*

                      Percentage                            Percentage                            Percentage
 Shares Voted          of Shares         Shares Voted        of Shares           Shares            of Shares
      For                Voted              Against        Voted Against       Abstaining          Abstained
=============================================================================================================
104,691,943.571         91.344%          2,492,456.398        2.174%          7,428,962.966         6.482%
=============================================================================================================

* Broker non-votes constituted less than one percent of shares voted.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     47

                      [This page intentionally left blank]

Smith Barney
Managed Municipals
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney Managed Municipals Fund Inc. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SALOMONSMITHBARNEY
------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a servicemark
of Salomon Smith Barney Inc.

Smith Barney Managed
Municipals Fund Inc.

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2207  4/99